UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
DF Tactical Dividend Fund

Class A (PWDAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$201	1.80%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative index.  The strategy seeks to provide capital appreciation by screening stocks for free cash flow and high dividend yield.  The strategy does seek to mitigate downside risk in deep recessionary market drawdown periods by offering a tactical overlay. The strategy invests in 50 stocks and takes an equal weight position in each.  In addition, the underlying index will rebalance and reconstitute its holdings on a quarterly basis.

The Fund began the fiscal year, beginning July 1, 2025, invested in high dividend paying large/mid cap stocks. The Fund was in line with both its primary and secondary benchmarks during the fiscal year ended June 30, 2026. The performance can largely be attributed to the security selection within the Fund’s tracking index. The Fund’s performance was largely driven by its holdings in the financial and energy sector. It should be noted that the strategy takes a sector neutral exposure to a large cap value benchmark. The Fund remained largely fully invested and did not receive a tactical overlay signal during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

DF Tactical Dividend Fund
DF Tactical Dividend Fund - with load
Syntax US LargeCap 500 Total Return Index (USD)
Syntax US Net Value Total Return Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$43,309
$32,886
$17,075
$16,216
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25
06/30/26

Table Summary
	DF Tactical Dividend Fund	DF Tactical Dividend Fund - with load	Syntax US LargeCap 500 Total Return Index (USD)	Syntax US Net Value Total Return Index
06/30/16	$10,000	$9,497	$10,000	$10,000
06/30/17	$10,994	$10,441	$11,828	$12,125
06/30/18	$11,176	$10,613	$13,576	$13,137
06/30/19	$10,525	$9,995	$15,016	$13,907
06/30/20	$8,896	$8,448	$16,341	$12,223
06/30/21	$12,129	$11,518	$23,202	$18,574
06/30/22	$11,544	$10,963	$20,279	$17,953
06/30/23	$11,220	$10,655	$24,235	$19,752
06/30/24	$12,167	$11,554	$30,365	$23,147
06/30/25	$13,905	$13,205	$35,263	$26,557
06/30/26	$17,075	$16,216	$43,309	$32,886

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
DF Tactical Dividend Fund
Without Load	22.80%	7.08%	5.50%
With Load	16.63%	5.99%	4.95%
Syntax US LargeCap 500 Total Return Index (USD)	22.82%	13.29%	15.79%
Syntax US Net Value Total Return Index	23.83%	12.10%	12.64%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

  Net Assets$77,759,786
  Number of Portfolio Holdings51
  Advisory Fee $718,754
  Portfolio Turnover76%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	11.9%
Common Stocks	86.1%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.4%
Materials	2.3%
Money Market Funds	2.3%
Real Estate	3.5%
Consumer Discretionary	4.0%
Communications	5.6%
Consumer Staples	5.9%
Utilities	6.7%
Technology	9.2%
Energy	11.4%
Health Care	12.2%
Collateral for Securities Loaned	13.5%
Financials	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NRG Energy, Inc.	2.4%
Vistra Corporation	2.3%
Amcor PLC	2.3%
AbbVie, Inc.	2.2%
Citizens Financial Group, Inc.	2.1%
Fifth Third Bancorp	2.1%
Progressive Corporation (The)	2.1%
T Rowe Price Group, Inc.	2.1%
US Bancorp	2.1%
M&T Bank Corporation	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

DF Tactical Dividend Fund - Class A (PWDAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-PWDAX

DF Tactical Dividend Fund

Class C (PWDCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$283	2.55%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative index.  The strategy seeks to provide capital appreciation by screening stocks for free cash flow and high dividend yield.  The strategy does seek to mitigate downside risk in deep recessionary market drawdown periods by offering a tactical overlay. The strategy invests in 50 stocks and takes an equal weight position in each.  In addition, the underlying index will rebalance and reconstitute its holdings on a quarterly basis.

The Fund began the fiscal year, beginning July 1, 2025, invested in high dividend paying large/mid cap stocks. The Fund was in line with both its primary and secondary benchmarks during the fiscal year ended June 30, 2026. The performance can largely be attributed to the security selection within the Fund’s tracking index. The Fund’s performance was largely driven by its holdings in the financial and energy sector. It should be noted that the strategy takes a sector neutral exposure to a large cap value benchmark. The Fund remained largely fully invested and did not receive a tactical overlay signal during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

DF Tactical Dividend Fund
Syntax US LargeCap 500 Total Return Index (USD)
Syntax US Net Value Total Return Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$43,309
$32,886
$15,834
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	DF Tactical Dividend Fund	Syntax US LargeCap 500 Total Return Index (USD)	Syntax US Net Value Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,907	$11,828	$12,125
Jun-2018	$11,009	$13,576	$13,137
Jun-2019	$10,292	$15,016	$13,907
Jun-2020	$8,629	$16,341	$12,223
Jun-2021	$11,686	$23,202	$18,574
Jun-2022	$11,033	$20,279	$17,953
Jun-2023	$10,638	$24,235	$19,752
Jun-2024	$11,450	$30,365	$23,147
Jun-2025	$12,991	$35,263	$26,557
Jun-2026	$15,834	$43,309	$32,886

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
DF Tactical Dividend Fund	21.89%	6.26%	4.70%
Syntax US LargeCap 500 Total Return Index (USD)	22.82%	13.29%	15.79%
Syntax US Net Value Total Return Index	23.83%	12.10%	12.64%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

  Net Assets$77,759,786
  Number of Portfolio Holdings51
  Advisory Fee $718,754
  Portfolio Turnover76%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	11.9%
Common Stocks	86.1%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.4%
Materials	2.3%
Money Market Funds	2.3%
Real Estate	3.5%
Consumer Discretionary	4.0%
Communications	5.6%
Consumer Staples	5.9%
Utilities	6.7%
Technology	9.2%
Energy	11.4%
Health Care	12.2%
Collateral for Securities Loaned	13.5%
Financials	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NRG Energy, Inc.	2.4%
Vistra Corporation	2.3%
Amcor PLC	2.3%
AbbVie, Inc.	2.2%
Citizens Financial Group, Inc.	2.1%
Fifth Third Bancorp	2.1%
Progressive Corporation (The)	2.1%
T Rowe Price Group, Inc.	2.1%
US Bancorp	2.1%
M&T Bank Corporation	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

DF Tactical Dividend Fund - Class C (PWDCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-PWDCX

DF Tactical Dividend Fund

Class I (PWDIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$173	1.55%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative index.  The strategy seeks to provide capital appreciation by screening stocks for free cash flow and high dividend yield.  The strategy does seek to mitigate downside risk in deep recessionary market drawdown periods by offering a tactical overlay. The strategy invests in 50 stocks and takes an equal weight position in each.  In addition, the underlying index will rebalance and reconstitute its holdings on a quarterly basis.

The Fund began the fiscal year, beginning July 1, 2025, invested in high dividend paying large/mid cap stocks. The Fund was in line with both its primary and secondary benchmarks during the fiscal year ended June 30, 2026. The performance can largely be attributed to the security selection within the Fund’s tracking index. The Fund’s performance was largely driven by its holdings in the financial and energy sector. It should be noted that the strategy takes a sector neutral exposure to a large cap value benchmark. The Fund remained largely fully invested and did not receive a tactical overlay signal during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

DF Tactical Dividend Fund
Syntax US LargeCap 500 Total Return Index (USD)
Syntax US Net Value Total Return Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$43,309
$32,886
$17,507
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	DF Tactical Dividend Fund	Syntax US LargeCap 500 Total Return Index (USD)	Syntax US Net Value Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,019	$11,828	$12,125
Jun-2018	$11,231	$13,576	$13,137
Jun-2019	$10,601	$15,016	$13,907
Jun-2020	$8,991	$16,341	$12,223
Jun-2021	$12,281	$23,202	$18,574
Jun-2022	$11,717	$20,279	$17,953
Jun-2023	$11,417	$24,235	$19,752
Jun-2024	$12,417	$30,365	$23,147
Jun-2025	$14,220	$35,263	$26,557
Jun-2026	$17,507	$43,309	$32,886

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
DF Tactical Dividend Fund	23.12%	7.35%	5.76%
Syntax US LargeCap 500 Total Return Index (USD)	22.82%	13.29%	15.79%
Syntax US Net Value Total Return Index	23.83%	12.10%	12.64%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

  Net Assets$77,759,786
  Number of Portfolio Holdings51
  Advisory Fee $718,754
  Portfolio Turnover76%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	11.9%
Common Stocks	86.1%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.4%
Materials	2.3%
Money Market Funds	2.3%
Real Estate	3.5%
Consumer Discretionary	4.0%
Communications	5.6%
Consumer Staples	5.9%
Utilities	6.7%
Technology	9.2%
Energy	11.4%
Health Care	12.2%
Collateral for Securities Loaned	13.5%
Financials	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NRG Energy, Inc.	2.4%
Vistra Corporation	2.3%
Amcor PLC	2.3%
AbbVie, Inc.	2.2%
Citizens Financial Group, Inc.	2.1%
Fifth Third Bancorp	2.1%
Progressive Corporation (The)	2.1%
T Rowe Price Group, Inc.	2.1%
US Bancorp	2.1%
M&T Bank Corporation	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

DF Tactical Dividend Fund - Class I (PWDIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-PWDIX

DF Tactical Momentum Fund

Class A (MOJAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$279	2.18%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative index.  The strategy seeks to provide capital appreciation by screening stocks for free cash flow and intermediate term risk adjusted momentum.  The strategy does seek to mitigate downside risk in deep recessionary market drawdown periods by offering a tactical overlay. The strategy invests in 50 stocks and takes an equal weight position in each.  In addition, the underlying index will rebalance and reconstitute its holdings on a quarterly basis.

The Fund began the fiscal year, beginning July 1, 2025, invested in high Sharpe Ratio large/mid cap stocks. The Fund significantly outperformed its primary benchmark during the fiscal year ended June 30, 2026. The outperformance, which was more than double its benchmark, can largely be attributed to the security selection within the Fund’s tracking index. The Fund experienced particularly strong upside for stocks within the semiconductor industry. It should be noted that the strategy takes a sector neutral exposure to the benchmark. The Fund remained largely fully invested and did not receive a tactical overlay signal during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	DF Tactical Momentum Fund	DF Tactical Momentum Fund - with load	Syntax US LargeCap 500 Total Return Index (USD)
Dec-2016	$10,000	$9,497	$10,000
Jun-2017	$10,214	$9,700	$10,836
Jun-2018	$11,132	$10,571	$12,438
Jun-2019	$11,506	$10,927	$13,757
Jun-2020	$8,976	$8,524	$14,971
Jun-2021	$14,251	$13,534	$21,257
Jun-2022	$12,134	$11,523	$18,578
Jun-2023	$12,585	$11,952	$22,203
Jun-2024	$16,148	$15,335	$27,819
Jun-2025	$18,508	$17,576	$32,307
Jun-2026	$28,879	$27,426	$39,678

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 23, 2016)
DF Tactical Momentum Fund
Without Load	56.04%	15.17%	11.79%
With Load	48.28%	13.99%	11.18%
Syntax US LargeCap 500 Total Return Index (USD)	22.82%	13.29%	15.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$61,011,366
Number of Portfolio Holdings	52
Advisory Fee	$653,715
Portfolio Turnover	287%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.4%
Common Stocks	90.6%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.0%
Real Estate	1.5%
Materials	1.6%
Utilities	2.1%
Money Market Funds	2.2%
Energy	3.5%
Industrials	4.2%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Collateral for Securities Loaned	8.0%
Communications	9.0%
Financials	9.3%
Health Care	9.3%
Technology	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Astera Labs, Inc.	2.7%
Sandisk Corporation	2.5%
Intel Corporation	2.4%
Western Digital Corporation	2.4%
Affirm Holdings, Inc. - Class A	2.4%
Palo Alto Networks, Inc.	2.4%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
MasTec, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

DF Tactical Momentum Fund - Class A (MOJAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-MOJAX

DF Tactical Momentum Fund

Class C (MOJCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$373	2.93%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative index.  The strategy seeks to provide capital appreciation by screening stocks for free cash flow and intermediate term risk adjusted momentum.  The strategy does seek to mitigate downside risk in deep recessionary market drawdown periods by offering a tactical overlay. The strategy invests in 50 stocks and takes an equal weight position in each.  In addition, the underlying index will rebalance and reconstitute its holdings on a quarterly basis.

The Fund began the fiscal year, beginning July 1, 2025, invested in high Sharpe Ratio large/mid cap stocks. The Fund significantly outperformed its primary benchmark during the fiscal year ended June 30, 2026. The outperformance, which was more than double its benchmark, can largely be attributed to the security selection within the Fund’s tracking index. The Fund experienced particularly strong upside for stocks within the semiconductor industry. It should be noted that the strategy takes a sector neutral exposure to the benchmark. The Fund remained largely fully invested and did not receive a tactical overlay signal during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	DF Tactical Momentum Fund	Syntax US LargeCap 500 Total Return Index (USD)
Dec-2016	$10,000	$10,000
Jun-2017	$10,184	$10,836
Jun-2018	$11,021	$12,438
Jun-2019	$11,301	$13,757
Jun-2020	$8,747	$14,971
Jun-2021	$13,786	$21,257
Jun-2022	$11,654	$18,578
Jun-2023	$11,990	$22,203
Jun-2024	$15,280	$27,819
Jun-2025	$17,376	$32,307
Jun-2026	$26,909	$39,678

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 23, 2016)
DF Tactical Momentum Fund	54.86%	14.31%	10.96%
Syntax US LargeCap 500 Total Return Index (USD)	22.82%	13.29%	15.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$61,011,366
Number of Portfolio Holdings	52
Advisory Fee	$653,715
Portfolio Turnover	287%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.4%
Common Stocks	90.6%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.0%
Real Estate	1.5%
Materials	1.6%
Utilities	2.1%
Money Market Funds	2.2%
Energy	3.5%
Industrials	4.2%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Collateral for Securities Loaned	8.0%
Communications	9.0%
Financials	9.3%
Health Care	9.3%
Technology	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Astera Labs, Inc.	2.7%
Sandisk Corporation	2.5%
Intel Corporation	2.4%
Western Digital Corporation	2.4%
Affirm Holdings, Inc. - Class A	2.4%
Palo Alto Networks, Inc.	2.4%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
MasTec, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

DF Tactical Momentum Fund - Class C (MOJCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-MOJCX

DF Tactical Momentum Fund

Class I (MOJOX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$247	1.93%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative index.  The strategy seeks to provide capital appreciation by screening stocks for free cash flow and intermediate term risk adjusted momentum.  The strategy does seek to mitigate downside risk in deep recessionary market drawdown periods by offering a tactical overlay. The strategy invests in 50 stocks and takes an equal weight position in each.  In addition, the underlying index will rebalance and reconstitute its holdings on a quarterly basis.

The Fund began the fiscal year, beginning July 1, 2025, invested in high Sharpe Ratio large/mid cap stocks. The Fund significantly outperformed its primary benchmark during the fiscal year ended June 30, 2026. The outperformance, which was more than double its benchmark, can largely be attributed to the security selection within the Fund’s tracking index. The Fund experienced particularly strong upside for stocks within the semiconductor industry. It should be noted that the strategy takes a sector neutral exposure to the benchmark. The Fund remained largely fully invested and did not receive a tactical overlay signal during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	DF Tactical Momentum Fund	Syntax US LargeCap 500 Total Return Index (USD)
Dec-2016	$10,000	$10,000
Jun-2017	$10,228	$10,836
Jun-2018	$11,180	$12,438
Jun-2019	$11,575	$13,757
Jun-2020	$9,063	$14,971
Jun-2021	$14,417	$21,257
Jun-2022	$12,308	$18,578
Jun-2023	$12,795	$22,203
Jun-2024	$16,457	$27,819
Jun-2025	$18,927	$32,307
Jun-2026	$29,580	$39,678

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 23, 2016)
DF Tactical Momentum Fund	56.29%	15.46%	12.07%
Syntax US LargeCap 500 Total Return Index (USD)	22.82%	13.29%	15.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$61,011,366
Number of Portfolio Holdings	52
Advisory Fee	$653,715
Portfolio Turnover	287%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.4%
Common Stocks	90.6%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.0%
Real Estate	1.5%
Materials	1.6%
Utilities	2.1%
Money Market Funds	2.2%
Energy	3.5%
Industrials	4.2%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Collateral for Securities Loaned	8.0%
Communications	9.0%
Financials	9.3%
Health Care	9.3%
Technology	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Astera Labs, Inc.	2.7%
Sandisk Corporation	2.5%
Intel Corporation	2.4%
Western Digital Corporation	2.4%
Affirm Holdings, Inc. - Class A	2.4%
Palo Alto Networks, Inc.	2.4%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
MasTec, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

DF Tactical Momentum Fund - Class I (MOJOX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-MOJOX

DF Tactical Yield Fund

Class A (FLOAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.54%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative model. The primary investment objective is total return from income and capital appreciation with capital preservation is a secondary objective. The Fund invests in a diversified mix of ETFs and mutual funds that invest primarily in bank loan funds & high yield funds. The strategy does seek to mitigate downside risk offering a tactical overlay where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested 80% in bank loan funds, 18% in high yield funds and 2% in cash. The Fund underperformed its benchmark during the fiscal year ended June 30, 2026. The performance can largely be attributed to the underlying asset class allocations. The Fund, similar to the prior year, did experience downside during the spring of this year. The downside volatility can be attributed to a combination of factors. There was a drawdown due to concerns over the private credit markets that spilled over into the public credit markets particularly in bank loan funds. In addition, the credit markets, similar to the equity markets, did experience volatility due to geopolitical tensions between the Trump administration and Iran. Hence, the Fund did have tactical triggers that shifted to short term treasuries in the early spring. The Fund is currently positioned opportunistically in a bullish stance and has recovered the majority of the drawdown experienced.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DF Tactical Yield Fund
DF Tactical Yield Fund - with load
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,894
$12,245
$11,557
Dec-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	DF Tactical Yield Fund	DF Tactical Yield Fund - with load	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$9,497	$10,000
Jun-2018	$10,017	$9,513	$9,845
Jun-2019	$10,378	$9,856	$10,620
Jun-2020	$10,156	$9,645	$11,548
Jun-2021	$11,096	$10,537	$11,510
Jun-2022	$10,859	$10,312	$10,325
Jun-2023	$11,101	$10,542	$10,228
Jun-2024	$12,135	$11,524	$10,498
Jun-2025	$12,635	$11,999	$11,135
Jun-2026	$12,894	$12,245	$11,557

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$44,715,087
Number of Portfolio Holdings	9
Advisory Fee	$358,025
Portfolio Turnover	164%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 27, 2017)
DF Tactical Yield Fund
Without Load	2.05%	3.05%	3.03%
With Load	-3.09%	2.00%	2.41%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.72%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Fixed Income
98.5%
Collateral for Securities Loaned
19.2%
Money Market Funds
1.7%
Liabilities in Excess of Other Assets
-19.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-19.4%
Money Market Funds	1.7%
Collateral for Securities Loaned	19.2%
Fixed Income	98.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	16.1%
Exchange-Traded Funds	47.6%
Money Market Funds	1.4%
Open End Funds	34.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.0%
Invesco Senior Loan ETF	18.7%
SPDR Portfolio High Yield Bond ETF	18.1%
Lord Abbett Floating Rate Fund - Class I	10.5%
Virtus Seix Floating Rate High Income Fund - Class I	10.4%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.4%
Invesco Floating Rate ESG Fund - Class Y	10.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

DF Tactical Yield Fund - Class A (FLOAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-FLOAX

DF Tactical Yield Fund

Class C (FLOCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.29%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative model. The primary investment objective is total return from income and capital appreciation with capital preservation is a secondary objective. The Fund invests in a diversified mix of ETFs and mutual funds that invest primarily in bank loan funds & high yield funds. The strategy does seek to mitigate downside risk offering a tactical overlay where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested 80% in bank loan funds, 18% in high yield funds and 2% in cash. The Fund underperformed its benchmark during the fiscal year ended June 30, 2026. The performance can largely be attributed to the underlying asset class allocations. The Fund, similar to the prior year, did experience downside during the spring of this year. The downside volatility can be attributed to a combination of factors. There was a drawdown due to concerns over the private credit markets that spilled over into the public credit markets particularly in bank loan funds. In addition, the credit markets, similar to the equity markets, did experience volatility due to geopolitical tensions between the Trump administration and Iran. Hence, the Fund did have tactical triggers that shifted to short term treasuries in the early spring. The Fund is currently positioned opportunistically in a bullish stance and has recovered the majority of the drawdown experienced.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DF Tactical Yield Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,798
$11,557
Dec-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	DF Tactical Yield Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Jun-2018	$9,989	$9,845
Jun-2019	$10,324	$10,620
Jun-2020	$10,020	$11,548
Jun-2021	$10,869	$11,510
Jun-2022	$10,561	$10,325
Jun-2023	$10,632	$10,228
Jun-2024	$11,381	$10,498
Jun-2025	$11,647	$11,135
Jun-2026	$11,798	$11,557

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$44,715,087
Number of Portfolio Holdings	9
Advisory Fee	$358,025
Portfolio Turnover	164%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 27, 2017)
DF Tactical Yield Fund	1.30%	1.65%	1.96%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.72%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-19.4%
Money Market Funds	1.7%
Collateral for Securities Loaned	19.2%
Fixed Income	98.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	16.1%
Exchange-Traded Funds	47.6%
Money Market Funds	1.4%
Open End Funds	34.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.0%
Invesco Senior Loan ETF	18.7%
SPDR Portfolio High Yield Bond ETF	18.1%
Lord Abbett Floating Rate Fund - Class I	10.5%
Virtus Seix Floating Rate High Income Fund - Class I	10.4%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.4%
Invesco Floating Rate ESG Fund - Class Y	10.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

DF Tactical Yield Fund - Class C (FLOCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-FLOCX

DF Tactical Yield Fund

Class I (FLOTX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.29%

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative model. The primary investment objective is total return from income and capital appreciation with capital preservation is a secondary objective. The Fund invests in a diversified mix of ETFs and mutual funds that invest primarily in bank loan funds & high yield funds. The strategy does seek to mitigate downside risk offering a tactical overlay where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested 80% in bank loan funds, 18% in high yield funds and 2% in cash. The Fund underperformed its benchmark during the fiscal year ended June 30, 2026. The performance can largely be attributed to the underlying asset class allocations. The Fund, similar to the prior year, did experience downside during the spring of this year. The downside volatility can be attributed to a combination of factors. There was a drawdown due to concerns over the private credit markets that spilled over into the public credit markets particularly in bank loan funds. In addition, the credit markets, similar to the equity markets, did experience volatility due to geopolitical tensions between the Trump administration and Iran. Hence, the Fund did have tactical triggers that shifted to short term treasuries in the early spring. The Fund is currently positioned opportunistically in a bullish stance and has recovered the majority of the drawdown experienced.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DF Tactical Yield Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,826
$11,557
Dec-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	DF Tactical Yield Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Jun-2018	$10,066	$9,845
Jun-2019	$10,462	$10,620
Jun-2020	$10,260	$11,548
Jun-2021	$11,246	$11,510
Jun-2022	$11,026	$10,325
Jun-2023	$11,210	$10,228
Jun-2024	$12,134	$10,498
Jun-2025	$12,539	$11,135
Jun-2026	$12,826	$11,557

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$44,715,087
Number of Portfolio Holdings	9
Advisory Fee	$358,025
Portfolio Turnover	164%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 27, 2017)
DF Tactical Yield Fund	2.28%	2.66%	2.97%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.72%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-19.4%
Money Market Funds	1.7%
Collateral for Securities Loaned	19.2%
Fixed Income	98.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	16.1%
Exchange-Traded Funds	47.6%
Money Market Funds	1.4%
Open End Funds	34.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.0%
Invesco Senior Loan ETF	18.7%
SPDR Portfolio High Yield Bond ETF	18.1%
Lord Abbett Floating Rate Fund - Class I	10.5%
Virtus Seix Floating Rate High Income Fund - Class I	10.4%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.4%
Invesco Floating Rate ESG Fund - Class Y	10.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

DF Tactical Yield Fund - Class I (FLOTX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-FLOTX

DF Tactical Allocation Fund

Class A (GTAAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.91%

How did the Fund perform during the reporting period?

The Fund is a multi-asset allocation fund. The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests in a diversified mix of fixed income asset classes seeking to reduce volatility. The strategy utilizes global macro analysis to allocate exposures. In addition, the Fund is a fund of fund strategy that invests in a number of underlying strategies managed by the Adviser. The strategy employs a combination of fundamental, technical, and quantitative analysis. The strategy does seek to mitigate downside risk offering tactical overlays where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested in about two thirds equity and one third fixed income funds. The Fund had a number of portfolio adjustments throughout the year as there was rate volatility stemming from concerns over the Trump administration policies particularly as they related to tariffs and geopolitical tensions with Iran. The Fund did cut its equity exposure in the first half of the fiscal year down to 50% and had some movement within the fixed income asset classes shifting from high yielding credit into investment grade and treasury exposures. The Fund did re-allocate additional exposure in January back into equities. The performance can largely be attributable to the underlying equity funds being managed by the Adviser. The momentum factor and the technology sector were the largest contributors to performance. The Fund underperformed its benchmark during the fiscal year ended June 30, 2026. It should be noted that the benchmark index has 100% in equities whereas The Fund will generally have about 60% equity exposure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DF Tactical Allocation Fund
DF Tactical Allocation Fund - with load
Dow Jones Moderately Conservative Portfolio Index
MSCI ACWI Index
$30,000
$20,000
$10,000
$0
$25,619
$15,777
$14,983
$14,967
Apr-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	DF Tactical Allocation Fund	DF Tactical Allocation Fund - with load	Dow Jones Moderately Conservative Portfolio Index	MSCI ACWI Index
Apr-2018	$10,000	$9,497	$10,000	$10,000
Jun-2018	$9,915	$9,416	$10,018	$10,118
Jun-2019	$10,009	$9,505	$10,618	$10,700
Jun-2020	$9,336	$8,866	$10,937	$10,926
Jun-2021	$11,328	$10,758	$12,669	$15,215
Jun-2022	$9,642	$9,157	$10,983	$12,819
Jun-2023	$10,459	$9,932	$11,521	$14,938
Jun-2024	$11,685	$11,097	$12,282	$17,832
Jun-2025	$12,974	$12,321	$13,479	$20,715
Jun-2026	$15,777	$14,983	$14,967	$25,619

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (April 6, 2018)
DF Tactical Allocation Fund
Without Load	21.61%	6.85%	5.69%
With Load	15.51%	5.77%	5.03%
Dow Jones Moderately Conservative Portfolio Index	11.04%	3.39%	5.02%
MSCI ACWI Index	23.67%	10.98%	12.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

  Net Assets$27,922,167
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover134%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.5%
Exchange-Traded Funds	48.8%
Money Market Funds	2.3%
Open End Funds	41.4%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.3%
Money Market Funds	2.5%
Collateral for Securities Loaned	8.1%
Fixed Income	32.3%
Equity	65.4%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	26.9%
DF Tactical 30 ETF	20.5%
DF Tactical Momentum Fund - Class I	18.0%
SPDR Portfolio High Yield Bond ETF	9.8%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	8.3%
SPDR Blackstone Senior Loan ETF	7.1%
Invesco Senior Loan ETF	7.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

DF Tactical Allocation Fund - Class A (GTAAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-GTAAX

DF Tactical Allocation Fund

Class C (GLACX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.66%

How did the Fund perform during the reporting period?

The Fund is a multi-asset allocation fund. The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests in a diversified mix of fixed income asset classes seeking to reduce volatility. The strategy utilizes global macro analysis to allocate exposures. In addition, the Fund is a fund of fund strategy that invests in a number of underlying strategies managed by the Adviser. The strategy employs a combination of fundamental, technical, and quantitative analysis. The strategy does seek to mitigate downside risk offering tactical overlays where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested in about two thirds equity and one third fixed income funds. The Fund had a number of portfolio adjustments throughout the year as there was rate volatility stemming from concerns over the Trump administration policies particularly as they related to tariffs and geopolitical tensions with Iran. The Fund did cut its equity exposure in the first half of the fiscal year down to 50% and had some movement within the fixed income asset classes shifting from high yielding credit into investment grade and treasury exposures. The Fund did re-allocate additional exposure in January back into equities. The performance can largely be attributable to the underlying equity funds being managed by the Adviser. The momentum factor and the technology sector were the largest contributors to performance. The Fund underperformed its benchmark during the fiscal year ended June 30, 2026. It should be noted that the benchmark index has 100% in equities whereas The Fund will generally have about 60% equity exposure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DF Tactical Allocation Fund
Dow Jones Moderately Conservative Portfolio Index
MSCI ACWI Index
$30,000
$20,000
$10,000
$0
$25,619
$14,967
$14,830
Apr-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	DF Tactical Allocation Fund	Dow Jones Moderately Conservative Portfolio Index	MSCI ACWI Index
Apr-2018	$10,000	$10,000	$10,000
Jun-2018	$9,896	$10,018	$10,118
Jun-2019	$9,912	$10,618	$10,700
Jun-2020	$9,173	$10,937	$10,926
Jun-2021	$11,056	$12,669	$15,215
Jun-2022	$9,342	$10,983	$12,819
Jun-2023	$10,052	$11,521	$14,938
Jun-2024	$11,149	$12,282	$17,832
Jun-2025	$12,283	$13,479	$20,715
Jun-2026	$14,830	$14,967	$25,619

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (April 6, 2018)
DF Tactical Allocation Fund	20.74%	6.05%	4.90%
Dow Jones Moderately Conservative Portfolio Index	11.04%	3.39%	5.02%
MSCI ACWI Index	23.67%	10.98%	12.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

  Net Assets$27,922,167
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover134%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.5%
Exchange-Traded Funds	48.8%
Money Market Funds	2.3%
Open End Funds	41.4%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.3%
Money Market Funds	2.5%
Collateral for Securities Loaned	8.1%
Fixed Income	32.3%
Equity	65.4%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	26.9%
DF Tactical 30 ETF	20.5%
DF Tactical Momentum Fund - Class I	18.0%
SPDR Portfolio High Yield Bond ETF	9.8%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	8.3%
SPDR Blackstone Senior Loan ETF	7.1%
Invesco Senior Loan ETF	7.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

DF Tactical Allocation Fund - Class C (GLACX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-GLACX

DF Tactical Allocation Fund

Class I (GTAIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.66%

How did the Fund perform during the reporting period?

The Fund is a multi-asset allocation fund. The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests in a diversified mix of fixed income asset classes seeking to reduce volatility. The strategy utilizes global macro analysis to allocate exposures. In addition, the Fund is a fund of fund strategy that invests in a number of underlying strategies managed by the Adviser. The strategy employs a combination of fundamental, technical, and quantitative analysis. The strategy does seek to mitigate downside risk offering tactical overlays where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested in about two thirds equity and one third fixed income funds. The Fund had a number of portfolio adjustments throughout the year as there was rate volatility stemming from concerns over the Trump administration policies particularly as they related to tariffs and geopolitical tensions with Iran. The Fund did cut its equity exposure in the first half of the fiscal year down to 50% and had some movement within the fixed income asset classes shifting from high yielding credit into investment grade and treasury exposures. The Fund did re-allocate additional exposure in January back into equities. The performance can largely be attributable to the underlying equity funds being managed by the Adviser. The momentum factor and the technology sector were the largest contributors to performance. The Fund underperformed its benchmark during the fiscal year ended June 30, 2026. It should be noted that the benchmark index has 100% in equities whereas The Fund will generally have about 60% equity exposure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DF Tactical Allocation Fund
Dow Jones Moderately Conservative Portfolio Index
MSCI ACWI Index
$30,000
$20,000
$10,000
$0
$25,619
$16,102
$14,967
Apr-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	DF Tactical Allocation Fund	Dow Jones Moderately Conservative Portfolio Index	MSCI ACWI Index
Apr-2018	$10,000	$10,000	$10,000
Jun-2018	$9,917	$10,018	$10,118
Jun-2019	$10,043	$10,618	$10,700
Jun-2020	$9,388	$10,937	$10,926
Jun-2021	$11,419	$12,669	$15,215
Jun-2022	$9,746	$10,983	$12,819
Jun-2023	$10,601	$11,521	$14,938
Jun-2024	$11,870	$12,282	$17,832
Jun-2025	$13,206	$13,479	$20,715
Jun-2026	$16,102	$14,967	$25,619

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (April 6, 2018)
DF Tactical Allocation Fund	21.94%	7.12%	5.96%
Dow Jones Moderately Conservative Portfolio Index	11.04%	3.39%	5.02%
MSCI ACWI Index	23.67%	10.98%	12.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

  Net Assets$27,922,167
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover134%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.5%
Exchange-Traded Funds	48.8%
Money Market Funds	2.3%
Open End Funds	41.4%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.3%
Money Market Funds	2.5%
Collateral for Securities Loaned	8.1%
Fixed Income	32.3%
Equity	65.4%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	26.9%
DF Tactical 30 ETF	20.5%
DF Tactical Momentum Fund - Class I	18.0%
SPDR Portfolio High Yield Bond ETF	9.8%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	8.3%
SPDR Blackstone Senior Loan ETF	7.1%
Invesco Senior Loan ETF	7.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

DF Tactical Allocation Fund - Class I (GTAIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-GTAIX

DF Tactical Income Fund

Class A (PWRAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.70%

How did the Fund perform during the reporting period?

The Fund is a multi-asset allocation fund. The Fund’s primary investment objective is total return from income and capital appreciation. The Fund invests in a diversified mix of fixed income asset classes seeking to reduce volatility. The Fund invests in a diversified mix of ETFs and mutual funds that invest primarily in bank loan funds, high yield funds, investment grade bond funds, treasury funds and dividend paying stock funds. The strategy does seek to mitigate downside risk offering tactical overlays where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested in about one third in high yielding credit areas such as bank loan funds and high yield bond funds. In addition, the Fund started the fiscal year with about one third in each of the investment grade and short-term treasury asset classes. The Fund had a number of portfolio adjustments throughout the year as there was rate volatility stemming from concerns over the Trump administration policies particularly as they related to tariffs and geopolitical tensions with Iran. The performance can largely be attributable to the yield from each of the various fixed income asset classes. In addition, the Fund added dividend stock exposure in January of this year which helped the overall performance. The Fund outperformed its benchmark during the fiscal year ended June 30, 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	DF Tactical Income Fund	DF Tactical Income Fund - with load	Bloomberg Global Aggregate Index
06/30/16	$10,000	$9,499	$10,000
06/30/17	$10,478	$9,952	$9,782
06/30/18	$10,402	$9,881	$9,915
06/30/19	$10,947	$10,399	$10,495
06/30/20	$10,385	$9,864	$10,938
06/30/21	$11,150	$10,591	$11,226
06/30/22	$10,133	$9,625	$9,514
06/30/23	$10,339	$9,821	$9,389
06/30/24	$10,930	$10,382	$9,476
06/30/25	$11,435	$10,862	$10,320
06/30/26	$11,610	$11,028	$10,384

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$73,241,560
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$763,490
Portfolio Turnover	265%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
DF Tactical Income Fund
Without Load	1.53%	0.81%	1.50%
With Load	-3.53%	-0.21%	0.98%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.38%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.5%
Money Market Funds	2.0%
Equity	10.5%
Collateral for Securities Loaned	17.4%
Fixed Income	87.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	14.8%
Exchange-Traded Funds	74.5%
Money Market Funds	1.7%
Open End Funds	9.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	29.3%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	29.1%
SPDR Blackstone Senior Loan ETF	14.7%
Invesco Senior Loan ETF	14.5%
DF Tactical Dividend Fund - Class I	10.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

DF Tactical Income Fund - Class A (PWRAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-PWRAX

DF Tactical Income Fund

Class C (PWRCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.45%

How did the Fund perform during the reporting period?

The Fund is a multi-asset allocation fund. The Fund’s primary investment objective is total return from income and capital appreciation. The Fund invests in a diversified mix of fixed income asset classes seeking to reduce volatility. The Fund invests in a diversified mix of ETFs and mutual funds that invest primarily in bank loan funds, high yield funds, investment grade bond funds, treasury funds and dividend paying stock funds. The strategy does seek to mitigate downside risk offering tactical overlays where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested in about one third in high yielding credit areas such as bank loan funds and high yield bond funds. In addition, the Fund started the fiscal year with about one third in each of the investment grade and short-term treasury asset classes. The Fund had a number of portfolio adjustments throughout the year as there was rate volatility stemming from concerns over the Trump administration policies particularly as they related to tariffs and geopolitical tensions with Iran. The performance can largely be attributable to the yield from each of the various fixed income asset classes. In addition, the Fund added dividend stock exposure in January of this year which helped the overall performance. The Fund outperformed its benchmark during the fiscal year ended June 30, 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	DF Tactical Income Fund	Bloomberg Global Aggregate Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,393	$9,782
Jun-2018	$10,246	$9,915
Jun-2019	$10,704	$10,495
Jun-2020	$10,008	$10,938
Jun-2021	$10,656	$11,226
Jun-2022	$9,619	$9,514
Jun-2023	$9,737	$9,389
Jun-2024	$10,219	$9,476
Jun-2025	$10,607	$10,320
Jun-2026	$10,703	$10,384

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$73,241,560
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$763,490
Portfolio Turnover	265%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
DF Tactical Income Fund	0.90%	0.09%	0.68%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.38%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.5%
Money Market Funds	2.0%
Equity	10.5%
Collateral for Securities Loaned	17.4%
Fixed Income	87.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	14.8%
Exchange-Traded Funds	74.5%
Money Market Funds	1.7%
Open End Funds	9.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	29.3%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	29.1%
SPDR Blackstone Senior Loan ETF	14.7%
Invesco Senior Loan ETF	14.5%
DF Tactical Dividend Fund - Class I	10.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

DF Tactical Income Fund - Class C (PWRCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-PWRCX

DF Tactical Income Fund

Class I (PWRIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$146	1.45%

How did the Fund perform during the reporting period?

The Fund is a multi-asset allocation fund. The Fund’s primary investment objective is total return from income and capital appreciation. The Fund invests in a diversified mix of fixed income asset classes seeking to reduce volatility. The Fund invests in a diversified mix of ETFs and mutual funds that invest primarily in bank loan funds, high yield funds, investment grade bond funds, treasury funds and dividend paying stock funds. The strategy does seek to mitigate downside risk offering tactical overlays where the strategy can shift to short term treasuries and/or cash.

The Fund began the fiscal year, beginning July 1, 2025, invested in about one third in high yielding credit areas such as bank loan funds and high yield bond funds. In addition, the Fund started the fiscal year with about one third in each of the investment grade and short-term treasury asset classes. The Fund had a number of portfolio adjustments throughout the year as there was rate volatility stemming from concerns over the Trump administration policies particularly as they related to tariffs and geopolitical tensions with Iran. The performance can largely be attributable to the yield from each of the various fixed income asset classes. In addition, the Fund added dividend stock exposure in January of this year which helped the overall performance. The Fund outperformed its benchmark during the fiscal year ended June 30, 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	DF Tactical Income Fund	Bloomberg Global Aggregate Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,507	$9,782
Jun-2018	$10,458	$9,915
Jun-2019	$11,039	$10,495
Jun-2020	$10,428	$10,938
Jun-2021	$11,210	$11,226
Jun-2022	$10,216	$9,514
Jun-2023	$10,456	$9,389
Jun-2024	$11,076	$9,476
Jun-2025	$11,620	$10,320
Jun-2026	$11,828	$10,384

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

Table Summary
Net Assets	$73,241,560
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$763,490
Portfolio Turnover	265%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
DF Tactical Income Fund	1.79%	1.08%	1.69%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.38%

What did the Fund invest in?

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.5%
Money Market Funds	2.0%
Equity	10.5%
Collateral for Securities Loaned	17.4%
Fixed Income	87.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	14.8%
Exchange-Traded Funds	74.5%
Money Market Funds	1.7%
Open End Funds	9.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	29.3%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	29.1%
SPDR Blackstone Senior Loan ETF	14.7%
Invesco Senior Loan ETF	14.5%
DF Tactical Dividend Fund - Class I	10.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

DF Tactical Income Fund - Class I (PWRIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-PWRIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026          $88,180

2025          $84,760

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026          $19,290

2025          $18,530

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

DF Tactical Allocation Fund
(formerly, “Donoghue Forlines Tactical Allocation Fund”)
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

DF Tactical Income Fund
(formerly, “Donoghue Forlines Tactical Income Fund”)
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

DF Tactical Dividend Fund
(formerly, “Donoghue Forlines Dividend Fund”)
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

DF Tactical Momentum Fund
(formerly, “Donoghue Forlines Momentum Fund”)
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

DF Tactical Yield Fund
(formerly, “Donoghue Forlines Risk Managed Income Fund”)
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Annual Financial Statements
and Additional Information
June 30, 2026

1-877-779-7462

www.donoghueforlinesfunds.com

DF TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 52.8%
	EQUITY - 20.5%
177,510	DF Tactical 30 ETF(a)	$5,722,621

	FIXED INCOME - 32.3%
47,420	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(b)	2,308,405
97,019	Invesco Senior Loan ETF	1,976,277
49,563	SPDR Blackstone Senior Loan ETF(b)	1,996,893
116,865	SPDR Portfolio High Yield Bond ETF	2,739,316
		9,020,891

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,578,180)	14,743,512

	OPEN END FUNDS — 44.9%
	EQUITY - 44.9%
634,896	DF Tactical Dividend Fund, Class I(a)	7,498,118
253,798	DF Tactical Momentum Fund, Class I(a)	5,025,196
	TOTAL OPEN END FUNDS (Cost $9,281,767)	12,523,314

	SHORT-TERM INVESTMENTS — 10.6%
	COLLATERAL FOR SECURITIES LOANED - 8.1%
2,271,747	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $2,271,747)(c),(d)	2,271,747

	MONEY MARKET FUNDS - 2.5%
689,888	Fidelity Investments Money Market Government Portfolio, Class I, 3.53% (Cost $689,888)(d)	689,888

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,961,635)	2,961,635

	TOTAL INVESTMENTS - 108.3% (Cost $25,821,582)	$30,228,461
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%	(2,306,294)
	NET ASSETS - 100.0%	$27,922,167

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Investment.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $2,222,597.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $2,271,747 at June 30, 2026.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

DF TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.6%
	FIXED INCOME - 87.6%
437,253	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$21,285,476
523,295	Invesco Senior Loan ETF	10,659,520
267,241	SPDR Blackstone Senior Loan ETF(b)	10,767,140
914,934	SPDR Portfolio High Yield Bond ETF(b)	21,446,053
	TOTAL EXCHANGE-TRADED FUNDS (Cost $64,661,807)	64,158,189

	OPEN END FUNDS — 10.5%
	EQUITY - 10.5%
653,317	DF Tactical Dividend Fund, Class I(a)	7,715,679

	TOTAL OPEN END FUNDS (Cost $7,184,417)

	SHORT-TERM INVESTMENTS — 19.4%
	COLLATERAL FOR SECURITIES LOANED - 17.4%
12,780,776	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $12,780,776)(c),(d)	12,780,776

	MONEY MARKET FUNDS - 2.0%
1,436,061	Fidelity Investments Money Market Government Portfolio, Class I, 3.53% (Cost $1,436,061)(d)	1,436,061

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,216,837)	14,216,837

	TOTAL INVESTMENTS - 117.5% (Cost $86,063,061)	$86,090,705
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.5)%	(12,849,145)
	NET ASSETS - 100.0%	$73,241,560

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Investment.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $12,547,818.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $12,780,776 at June 30, 2026.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6%
	ASSET MANAGEMENT - 2.1%
14,524	T Rowe Price Group, Inc.	$1,651,233

	BANKING - 18.9%
23,796	Citizens Financial Group, Inc.	1,667,386
29,359	Fifth Third Bancorp	1,654,967
91,791	Huntington Bancshares, Inc.	1,627,454
70,326	KeyCorporation	1,621,014
6,903	M&T Bank Corporation(a)	1,642,983
6,644	PNC Financial Services Group, Inc. (The)	1,635,886
54,085	Regions Financial Corporation	1,633,367
31,064	Truist Financial Corporation	1,547,608
27,209	US Bancorp	1,643,424
		14,674,089
	BIOTECH & PHARMA - 6.2%
6,872	AbbVie, Inc.	1,729,270
27,801	Bristol-Myers Squibb Company	1,601,894
60,381	Pfizer, Inc.	1,453,974
		4,785,138
	CABLE & SATELLITE - 2.0%
64,487	Comcast Corporation, Class A	1,583,156

	CONTAINERS & PACKAGING - 2.3%
40,497	Amcor PLC(a)	1,755,545

	ELECTRIC UTILITIES - 6.7%
6,380	Constellation Energy Corporation	1,584,601
12,812	NRG Energy, Inc.	1,871,321
11,158	Vistra Corporation	1,769,993
		5,225,915
	FOOD - 2.0%
64,273	Kraft Heinz Company (The)(a)	1,518,128

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	GAMING REIT - 1.9%
54,409	VICI Properties, Inc.(a)	$1,444,559

	HEALTH CARE FACILITIES & SERVICES - 4.1%
15,770	CVS Health Corporation	1,631,407
3,794	UnitedHealth Group, Inc.	1,576,900
		3,208,307
	INFRASTRUCTURE REIT - 1.6%
16,553	Crown Castle, Inc.(a)	1,253,559

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
5,860	CME Group, Inc.	1,294,064
9,554	State Street Corporation	1,620,358
		2,914,422
	INSURANCE - 10.1%
17,947	MetLife, Inc.	1,518,496
14,154	Principal Financial Group, Inc.	1,525,518
7,570	Progressive Corporation (The)	1,653,667
14,698	Prudential Financial, Inc.	1,586,355
22,682	W R Berkley Corporation(a)	1,599,761
		7,883,797
	LEISURE FACILITIES & SERVICES - 2.0%
21,117	Restaurant Brands International, Inc.	1,531,194

	MEDICAL EQUIPMENT & DEVICES - 1.9%
19,262	Medtronic PLC	1,506,866

	OIL & GAS PRODUCERS - 11.4%
8,144	Chevron Corporation	1,349,949
11,019	EOG Resources, Inc.	1,429,495
17,454	Expand Energy Corporation	1,591,630
48,548	Kinder Morgan, Inc.	1,552,080
17,067	ONEOK, Inc.	1,483,805
8,506	Phillips 66	1,437,939
		8,844,898

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	RETAIL - CONSUMER STAPLES - 1.9%
12,078	Target Corporation	$1,577,508

	RETAIL - DISCRETIONARY - 2.0%
50,236	Tractor Supply Company	1,587,960

	SPECIALTY FINANCE - 2.0%
32,474	Fidelity National Financial, Inc.	1,531,474

	TECHNOLOGY HARDWARE - 1.8%
62,607	HP, Inc.	1,373,598

	TECHNOLOGY SERVICES - 7.4%
9,066	Accenture PLC, Class A	1,128,173
39,665	Fidelity National Information Services, Inc.	1,542,175
5,675	International Business Machines Corporation	1,595,867
15,289	Paychex, Inc.(a)	1,503,367
		5,769,582
	TELECOMMUNICATIONS - 3.6%
66,599	AT&T, Inc.	1,378,599
32,924	Verizon Communications, Inc.	1,394,002
		2,772,601
	TOBACCO & CANNABIS - 2.0%
21,137	Altria Group, Inc.	1,520,807

	TOTAL COMMON STOCKS (Cost $69,435,586)	75,914,336

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.8%
	COLLATERAL FOR SECURITIES LOANED - 13.5%
10,491,353	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $10,491,353)(b),(c)	$10,491,353

	MONEY MARKET FUNDS - 2.3%
1,764,301	Fidelity Investments Money Market Government Portfolio, Class I, 3.53% (Cost $1,764,301)(b)	1,764,301

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,255,654)	12,255,654

	TOTAL INVESTMENTS - 113.4% (Cost $81,691,240)	$88,169,990
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.4)%	(10,410,204)
	NET ASSETS - 100.0%	$77,759,786

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $10,120,660.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $10,491,353 at June 30, 2026.

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8%
	BEVERAGES - 1.9%
12,174	Monster Beverage Corporation(a)	$1,170,165

	E-COMMERCE DISCRETIONARY - 3.7%
4,665	Amazon.com, Inc.(a)	1,111,856
10,435	eBay, Inc.	1,166,111
		2,277,967
	ELECTRIC UTILITIES - 2.1%
3,299	Talen Energy Corporation(a)	1,267,674

	ELECTRICAL EQUIPMENT - 2.0%
7,082	nVent Electric PLC	1,201,178

	ENGINEERING & CONSTRUCTION - 2.2%
3,309	MasTec, Inc.(a)	1,376,743

	ENTERTAINMENT CONTENT - 5.4%
5,464	Electronic Arts, Inc.	1,120,339
16,329	Fox Corporation, Class A(b)	851,721
5,276	Take-Two Interactive Software, Inc.(a)	1,318,893
		3,290,953
	HEALTH CARE FACILITIES & SERVICES - 7.3%
16,994	Centene Corporation(a)	1,090,845
2,745	Elevance Health, Inc.	1,061,574
3,047	Humana, Inc.	1,210,329
2,725	UnitedHealth Group, Inc.	1,132,592
		4,495,340
	INFRASTRUCTURE REIT - 1.5%
11,891	Crown Castle, Inc.(b)	900,505

	INSTITUTIONAL FINANCIAL SERVICES - 7.5%
7,945	Bank of New York Mellon Corporation (The)	1,148,926
1,109	Goldman Sachs Group, Inc. (The)	1,121,609
5,373	Morgan Stanley	1,123,172

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 7.5% (Continued)
6,863	State Street Corporation	$1,163,966
		4,557,673
	INSURANCE - 1.8%
12,892	MetLife, Inc.(b)	1,090,792

	INTERNET MEDIA & SERVICES - 3.7%
3,116	Alphabet, Inc., Class A	1,113,565
6,448	Reddit, Inc., Class A(a)	1,119,244
		2,232,809
	MEDICAL EQUIPMENT & DEVICES - 2.0%
3,355	West Pharmaceutical Services, Inc.	1,204,445

	OIL & GAS PRODUCERS - 1.8%
4,217	Marathon Petroleum Corporation	1,078,160

	RENEWABLE ENERGY - 1.7%
4,454	First Solar, Inc.(a)(b)	1,050,966

	RETAIL - CONSUMER STAPLES - 3.5%
1,213	Casey’s General Stores, Inc.	964,080
8,676	Target Corporation	1,133,173
		2,097,253
	RETAIL - DISCRETIONARY - 1.7%
4,788	Ross Stores, Inc.	1,019,126

	SEMICONDUCTORS - 15.9%
2,454	Advanced Micro Devices, Inc.(a)	1,425,553
3,356	Astera Labs, Inc.(a)	1,621,016
10,373	Intel Corporation(a)	1,448,382
4,396	Marvell Technology, Inc.	1,309,524
1,245	Micron Technology, Inc.	1,437,091
10,079	ON Semiconductor Corporation(a)	952,869
676	Sandisk Corporation(a)	1,537,041
		9,731,476

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SOFTWARE - 8.6%
1,714	Crowdstrike Holdings, Inc., Class A(a)	$1,308,022
4,878	Datadog, Inc., Class A(a)	1,270,036
7,995	Fortinet, Inc.(a)	1,228,192
4,218	Palo Alto Networks, Inc.(a)	1,438,422
		5,244,672
	STEEL - 1.6%
4,433	Nucor Corporation(b)	987,451

	TECHNOLOGY HARDWARE - 17.8%
9,346	Cisco Systems, Inc.	1,097,781
3,002	Dell Technologies, Inc., Class C	1,295,243
2,841	F5, Inc.(a)	1,181,742
7,960	Flex Ltd.(a)	1,290,077
24,409	Hewlett Packard Enterprise Company	1,101,090
6,911	NetApp, Inc.(b)	1,069,546
1,361	Seagate Technology Holdings PLC	1,313,365
4,146	TD SYNNEX Corporation	1,108,392
2,266	Western Digital Corporation	1,447,339
		10,904,575
	TECHNOLOGY SERVICES - 2.4%
17,678	Affirm Holdings, Inc., Class A(a)(b)	1,441,641

	WHOLESALE - CONSUMER STAPLES - 1.7%
13,661	Archer-Daniels-Midland Company	1,043,700

	TOTAL COMMON STOCKS (Cost $54,469,436)	59,665,264

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.2%
	COLLATERAL FOR SECURITIES LOANED - 8.0%
4,876,430	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $4,876,430)(c),(d)	$4,876,430

	MONEY MARKET FUNDS - 2.2%
1,350,688	Fidelity Investments Money Market Government Portfolio, Class I, 3.53% (Cost $1,350,688)(d)	1,350,688

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,227,118)	6,227,118

	TOTAL INVESTMENTS - 108.0% (Cost $60,696,554)	$65,892,382
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0)%	(4,881,016)
	NET ASSETS - 100.0%	$61,011,366

Ltd. - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $4,710,240.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $4,876,430 at June 30, 2026.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

DF TACTICAL YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.8%
	FIXED INCOME - 56.8%
410,020	Invesco Senior Loan ETF(a)	$8,352,107
222,135	SPDR Blackstone Senior Loan ETF(a)	8,949,819
345,856	SPDR Portfolio High Yield Bond ETF	8,106,865
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,478,888)	25,408,791

	OPEN END FUNDS — 41.7%
	FIXED INCOME - 41.7%
496,896	BlackRock Floating Rate Income Portfolio, Institutional Class	4,631,066
739,236	Invesco Floating Rate ESG Fund, Class Y	4,635,012
586,071	Lord Abbett Floating Rate Fund, Class I	4,694,432
616,119	Virtus Seix Floating Rate High Income Fund, Class I	4,676,341
	TOTAL OPEN END FUNDS (Cost $18,651,519)	18,636,851

	SHORT-TERM INVESTMENTS — 20.9%
	COLLATERAL FOR SECURITIES LOANED - 19.2%
8,592,756	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $8,592,756)(b),(c)	8,592,756

	MONEY MARKET FUNDS - 1.7%
759,929	Fidelity Investments Money Market Government Portfolio, Class I, 3.53% (Cost $759,929)(c)	759,929

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,352,685)	9,352,685

	TOTAL INVESTMENTS - 119.4% (Cost $53,483,092)	$53,398,327
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.4)%	(8,683,240)
	NET ASSETS - 100.0%	$44,715,087

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $8,443,231.

(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $8,592,756 at June 30, 2026.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	DF	DF	DF	DF	DF
	Tactical Allocation	Tactical Income	Tactical Dividend	Tactical Momentum	Tactical Yield
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$12,044,479	$78,878,644	$81,691,240	$60,696,554	$53,483,092
Affiliated investments at cost	13,777,103	7,184,417	—	—	—
Total investments at cost	$25,821,582	$86,063,061	$81,691,240	$60,696,554	$53,483,092
Unaffiliated investments at value *	$11,982,526	$78,375,026	$88,169,990	$65,892,382	$53,398,327
Affiliated investments at value	18,245,935	7,715,679	—	—	—
Total investments at value	30,228,461	86,090,705	88,169,990	65,892,382	53,398,327
Receivable for Fund shares sold	1,882	11,076	12,814	127,937	7,384
Dividends and interest receivable	1,239	3,506	168,093	32,390	2,389
Prepaid expenses and other assets	15,500	29,228	25,284	22,598	9,659
TOTAL ASSETS	30,247,082	86,134,515	88,376,181	66,075,307	53,417,759

LIABILITIES
Security lending collateral (Note 6)	2,271,747	12,780,776	10,491,353	4,876,430	8,592,756
Payable for Fund shares repurchased	13,149	14,913	15,293	103,901	26,199
Investment advisory fees payable	676	53,651	63,708	41,874	23,950
Payable to related parties	6,944	10,785	11,937	8,843	8,361
Distribution (12b-1) fees payable	1,113	858	4,218	1,217	—
Accrued expenses and other liabilities	31,286	31,972	29,886	31,676	51,406
TOTAL LIABILITIES	2,324,915	12,892,955	10,616,395	5,063,941	8,702,672
NET ASSETS	$27,922,167	$73,241,560	$77,759,786	$61,011,366	$44,715,087

COMPOSITION OF NET ASSETS:
Paid in capital	$25,429,836	$95,901,376	$179,145,412	$41,556,173	$55,092,191
Accumulated earnings (losses)	2,492,331	(22,659,816)	(101,385,626)	19,455,193	(10,377,104)
NET ASSETS	$27,922,167	$73,241,560	$77,759,786	$61,011,366	$44,715,087

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,891,245	$1,935,724	$6,191,741	$1,460,460	$8,744,319
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	220,318	220,349	521,580	75,884	946,648
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.12	$8.78	$11.87	$19.25	$9.24
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$13.81	$9.24	$12.49	$20.26	$9.73

Class C Shares:
Net Assets	$638,863	$550,465	$3,529,899	$1,201,994	$496,438
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	49,601	63,673	300,205	68,542	56,368
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.88	$8.65	$11.76	$17.54	$8.81

Class I Shares:
Net Assets	$24,392,059	$70,755,371	$68,038,146	$58,348,912	$35,474,330
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,865,602	8,075,369	5,760,259	2,946,882	3,983,641
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.07	$8.76	$11.81	$19.80	$8.91

*	Includes Securities Loaned $2,222,597; $12,547,818; $10,120,660; $4,710,240; and $8,443,231, respectively.

(a)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	DF	DF	DF	DF	DF
	Tactical Allocation	Tactical Income	Tactical Dividend	Tactical Momentum	Tactical Yield
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $0, $2,059, $2,673, and $0, respectively)	$551,081	$3,343,275	$2,581,708	$474,003	$3,746,631
Dividends - Affiliated Investments	1,012,371	662,422	—	—	—
Interest	14,983	68,534	42,109	32,988	37,213
Securities lending	19,827	44,437	9,294	6,760	54,912
TOTAL INVESTMENT INCOME	1,598,262	4,118,668	2,633,111	513,751	3,838,756

EXPENSES
Investment advisory fees	194,522	799,915	718,754	515,926	358,025
Distribution (12b-1) fees:
Class A	7,268	5,011	15,651	2,733	21,782
Class C	5,942	5,892	38,042	7,394	5,015
Administration fees	43,438	77,503	83,877	66,053	65,582
Accounting services fees	39,054	44,414	43,648	41,619	41,968
Registration fees	37,541	61,042	61,001	59,360	50,001
Audit fees	22,994	22,479	22,490	22,490	22,490
Legal fees	17,502	17,461	17,502	17,502	17,502
Trustees’ fees and expenses	16,652	16,648	16,652	16,602	16,602
Third party administrative servicing fees	13,001	84,605	73,738	57,006	67,059
Transfer agent fees	10,489	35,803	39,959	25,903	38,591
Compliance officer fees	6,517	11,009	10,001	8,477	9,026
Custodian fees	5,500	5,468	9,501	11,401	5,501
Printing and postage expenses	5,001	11,981	11,960	9,419	12,001
Insurance expense	2,756	3,216	3,121	3,201	3,294
Other expenses	4,001	4,001	4,001	4,000	4,001
TOTAL EXPENSES	432,178	1,206,448	1,169,898	869,086	738,440
Less: Fees waived by the Advisor	(107,682)	—	—	—	—
Less: Fees waived by the Advisor for affiliated investments	(139,512)	(36,425)	—	—	—
Less: Expense Recapture	—	—	—	137,789	—
NET EXPENSES	184,984	1,170,023	1,169,898	1,006,875	738,440

NET INVESTMENT INCOME (LOSS)	1,413,278	2,948,645	1,463,213	(493,124)	3,100,316

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from unaffiliated investments	487,918	(718,144)	8,923,159	23,063,990	(578,579)
Net realized gain from affiliated investments	498,311	8,011	—	—	—
Distributions of realized gains from underlying investment companies	72,827	—	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(448,456)	(867,951)	4,461,333	(1,036,294)	(1,039,617)
Net change in unrealized appreciation on affiliated investments	3,141,859	153,376	—	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,752,459	(1,424,708)	13,384,492	22,027,696	(1,618,196)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,165,737	$1,523,937	$14,847,705	$21,534,572	$1,482,120

See accompanying notes to financial statements.

DF Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$1,413,278	$824,301
Net realized gain from investment transactions	986,229	1,993,700
Distributions of realized gains from underlying investment companies	72,827	81,387
Net change in unrealized appreciation (depreciation) on investments	2,693,403	(121,445)
Net increase in net assets resulting from operations	5,165,737	2,777,943

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(146,850)	(86,659)
Class C	(27,607)	(12,354)
Class I	(1,187,195)	(670,601)
Net decrease in net assets resulting from distributions to shareholders	(1,361,652)	(769,614)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	475	5,794
Class I	3,232,607	2,335,051
Net asset value of shares issued in reinvestment of distributions:
Class A	131,775	76,072
Class C	26,027	11,892
Class I	1,145,248	644,085
Payments for shares redeemed:
Class A	(686,742)	(622,226)
Class C	(55,937)	(93,643)
Class I	(5,940,344)	(4,600,748)
Net decrease in net assets resulting from shares of beneficial interest	(2,146,891)	(2,243,723)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,657,194	(235,394)

NET ASSETS
Beginning of Year	26,264,973	26,500,367
End of Year	$27,922,167	$26,264,973

SHARE ACTIVITY
Class A:
Shares Sold	39	537
Shares Reinvested	11,248	6,998
Shares Redeemed	(57,398)	(57,445)
Net decrease in shares of beneficial interest outstanding	(46,111)	(49,910)

Class C:
Shares Reinvested	2,266	1,113
Shares Redeemed	(4,749)	(8,676)
Net decrease in shares of beneficial interest outstanding	(2,483)	(7,563)

Class I:
Shares Sold	270,104	215,875
Shares Reinvested	97,978	59,459
Shares Redeemed	(503,896)	(426,287)
Net decrease in shares of beneficial interest outstanding	(135,814)	(150,953)

See accompanying notes to financial statements.

DF Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$2,948,645	$2,818,402
Net realized loss from investment transactions	(710,133)	(336,599)
Net change in unrealized appreciation (depreciation) on investments	(714,575)	831,446
Net increase in net assets resulting from operations	1,523,937	3,313,249

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(69,622)	(82,285)
Class C	(16,187)	(18,483)
Class I	(2,828,177)	(2,735,422)
Net decrease in net assets resulting from distributions to shareholders	(2,913,986)	(2,836,190)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	89,244	120,855
Class C	32,630	40,315
Class I	35,462,343	36,425,019
Net asset value of shares issued in reinvestment of distributions:
Class A	62,708	69,473
Class C	14,152	16,298
Class I	2,551,594	2,317,249
Payments for shares redeemed:
Class A	(238,470)	(948,377)
Class C	(89,840)	(256,241)
Class I	(38,546,288)	(33,737,109)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(661,927)	4,047,482

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,051,976)	4,524,541

NET ASSETS
Beginning of Year	75,293,536	70,768,995
End of Year	$73,241,560	$75,293,536

SHARE ACTIVITY
Class A:
Shares Sold	9,946	13,200
Shares Reinvested	7,103	7,704
Shares Redeemed	(26,637)	(104,801)
Net decrease in shares of beneficial interest outstanding	(9,588)	(83,897)

Class C:
Shares Sold	3,687	4,577
Shares Reinvested	1,629	1,835
Shares Redeemed	(10,191)	(29,008)
Net decrease in shares of beneficial interest outstanding	(4,875)	(22,596)

Class I:
Shares Sold	3,942,517	4,017,315
Shares Reinvested	289,516	257,885
Shares Redeemed	(4,282,107)	(3,751,033)
Net increase (decrease) in shares of beneficial interest outstanding	(50,074)	524,167

See accompanying notes to financial statements.

DF Tactical Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$1,463,213	$1,340,114
Net realized gain from investment transactions	8,923,159	4,974,591
Net change in unrealized appreciation on investments	4,461,333	933,040
Net increase in net assets resulting from operations	14,847,705	7,247,745

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(111,108)	(115,364)
Class C	(39,338)	(42,989)
Class I	(1,303,130)	(1,159,765)
Net decrease in net assets resulting from distributions to shareholders	(1,453,576)	(1,318,118)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	105,035	356,354
Class C	41,451	32,317
Class I	11,943,118	51,833,850
Net asset value of shares issued in reinvestment of distributions:
Class A	105,385	107,294
Class C	37,496	40,577
Class I	1,177,389	1,042,366
Payments for shares redeemed:
Class A	(1,211,581)	(1,350,807)
Class C	(1,000,180)	(731,147)
Class I	(14,270,917)	(11,992,370)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(3,072,804)	39,338,434

TOTAL INCREASE IN NET ASSETS	10,321,325	45,268,061

NET ASSETS
Beginning of Year	67,438,461	22,170,400
End of Year	$77,759,786	$67,438,461

SHARE ACTIVITY
Class A:
Shares Sold	9,875	37,166
Shares Reinvested	9,382	11,274
Shares Redeemed	(109,662)	(141,384)
Net decrease in shares of beneficial interest outstanding	(90,405)	(92,944)

Class C:
Shares Sold	3,904	3,476
Shares Reinvested	3,374	4,310
Shares Redeemed	(90,369)	(78,199)
Net decrease in shares of beneficial interest outstanding	(83,091)	(70,413)

Class I:
Shares Sold	1,094,248	5,669,801
Shares Reinvested	105,043	110,072
Shares Redeemed	(1,331,493)	(1,267,358)
Net increase (decrease) in shares of beneficial interest outstanding	(132,202)	4,512,515

See accompanying notes to financial statements.

DF Tactical Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment loss	$(493,124)	$(314,921)
Net realized gain from investment transactions	23,063,990	3,766,881
Net change in unrealized appreciation (depreciation) on investments	(1,036,294)	4,791,535
Net increase in net assets resulting from operations	21,534,572	8,243,495

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(214,666)	(18,394)
Class C	(153,773)	(13,002)
Class I	(8,738,472)	(793,030)
Net decrease in net assets resulting from distributions to shareholders	(9,106,911)	(824,426)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	458,079	151,307
Class C	317,795	78,282
Class I	12,935,274	65,945,406
Net asset value of shares issued in reinvestment of distributions:
Class A	184,637	16,772
Class C	147,388	12,481
Class I	7,960,942	731,205
Payments for shares redeemed:
Class A	(541,298)	(76,570)
Class C	(66,930)	(159,622)
Class I	(46,605,857)	(10,405,184)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(25,209,970)	56,294,077

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,782,309)	63,713,146

NET ASSETS
Beginning of Year	73,793,675	10,080,529
End of Year	$61,011,366	$73,793,675

SHARE ACTIVITY
Class A:
Shares Sold	27,391	10,560
Shares Reinvested	13,389	1,162
Shares Redeemed	(33,579)	(5,470)
Net increase in shares of beneficial interest outstanding	7,201	6,252

Class C:
Shares Sold	19,687	5,786
Shares Reinvested	11,679	920
Shares Redeemed	(4,508)	(12,000)
Net increase (decrease) in shares of beneficial interest outstanding	26,858	(5,294)

Class I:
Shares Sold	750,910	4,563,003
Shares Reinvested	561,817	49,742
Shares Redeemed	(2,873,347)	(710,078)
Net increase (decrease) in shares of beneficial interest outstanding	(1,560,620)	3,902,667

See accompanying notes to financial statements.

DF Tactical Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$3,100,316	$5,026,135
Net realized loss from investment transactions	(578,579)	(3,879,796)
Net change in unrealized appreciation (depreciation) on investments	(1,039,617)	536,447
Net increase in net assets resulting from operations	1,482,120	1,682,786

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(527,368)	(197,217)
Class C	(27,890)	(33,062)
Class I	(2,557,154)	(4,778,551)
Net decrease in net assets resulting from distributions to shareholders	(3,112,412)	(5,008,830)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,046,923	8,977,986
Class C	—	—
Class I	8,215,975	65,129,080
Net asset value of shares issued in reinvestment of distributions:
Class A	527,368	197,217
Class C	27,210	32,116
Class I	2,357,370	3,363,775
Payments for shares redeemed:
Class A	(3,021,476)	(388,312)
Class C	(6,742)	(240,832)
Class I	(49,718,318)	(77,154,907)
Net decrease in net assets resulting from shares of beneficial interest	(38,571,690)	(83,877)

TOTAL DECREASE IN NET ASSETS	(40,201,982)	(3,409,921)

NET ASSETS
Beginning of Year	84,917,069	88,326,990
End of Year	$44,715,087	$84,917,069

SHARE ACTIVITY
Class A:
Shares Sold	318,457	907,826
Shares Reinvested	56,144	20,355
Shares Redeemed	(316,091)	(40,055)
Net increase in shares of beneficial interest outstanding	58,510	888,126

Class C:
Shares Sold	—	—
Shares Reinvested	3,035	3,408
Shares Redeemed	(751)	(25,410)
Net increase (decrease) in shares of beneficial interest outstanding	2,284	(22,002)

Class I:
Shares Sold	888,126	6,750,983
Shares Reinvested	259,867	353,812
Shares Redeemed	(5,326,818)	(8,066,541)
Net decrease in shares of beneficial interest outstanding	(4,178,825)	(961,746)

See accompanying notes to financial statements.

DF Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2026		2025		2024	2023	2022
Net asset value, beginning of year	$11.37		$10.52		$9.66	$9.13	$10.92
Activity from investment operations:
Net investment income (1)	0.56		0.28		0.26	0.21	0.17
Net realized and unrealized gain (loss) on investments	1.82		0.86		0.86	0.55	(1.76)
Total from investment operations	2.38		1.14		1.12	0.76	(1.59)
Less distributions from:
Net investment income	(0.63)		(0.29)		(0.26)	(0.23)	(0.20)
Total distributions	(0.63)		(0.29)		(0.26)	(0.23)	(0.20)
Net asset value, end of year	$13.12		$11.37		$10.52	$9.66	$9.13
Total return (2)	21.61	% (6)	11.03	% (6)	11.73%	8.47%	(14.88)%
Net assets, at end of year (000s)	$2,891		3,028		3,328	$8,183	$10,388
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.87%		1.83%		1.81%	1.69%	1.52%
Ratio of net expenses to average net assets (3,5)	0.91%		1.06%		1.34%	1.38%	1.38%
Ratio of net investment income to average net assets (3,4,5)	5.24%		2.96%		2.66%	2.34%	1.74%
Portfolio Turnover Rate	134%		219%		199%	251%	290%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Adviser as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Adviser for investments in affiliates, but not fees waived by the Adviser, the following ratios would have been:

Net expenses to average net assets	1.45%	1.45%	1.45%	1.45%	1.45%

Net investment income to average net assets	4.70%	2.57%	2.55%	2.27%	1.67%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

DF Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2026		2025		2024	2023	2022
Net asset value, beginning of year	$11.19		$10.36		$9.52	$9.02	$10.85
Activity from investment operations:
Net investment income (1)	0.47		0.19		0.18	0.14	0.10
Net realized and unrealized gain (loss) on investments	1.78		0.85		0.85	0.54	(1.75)
Total from investment operations	2.25		1.04		1.03	0.68	(1.65)
Less distributions from:
Net investment income	(0.56)		(0.21)		(0.19)	(0.18)	(0.18)
Total distributions	(0.56)		(0.21)		(0.19)	(0.18)	(0.18)
Net asset value, end of year	$12.88		$11.19		$10.36	$9.52	$9.02
Total return (2)	20.74	% (6)	10.17	% (6)	10.91%	7.59%	(15.51)%
Net assets, at end of year (000s)	$639		$583		$618	$646	$742
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	2.62%		2.58%		2.56%	2.44%	2.27%
Ratio of net expenses to average net assets (3,5)	1.66%		1.81%		2.09%	2.13%	2.13%
Ratio of net investment income to average net assets (3,4,5)	4.53%		2.18%		1.89%	1.62%	1.02%
Portfolio Turnover Rate	134%		219%		199%	251%	290%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Adviser as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Adviser for investments in affiliates, but not fees waived by the Adviser, the following ratios would have been:

Net expenses to average net assets	2.20%	2.20%	2.20%	2.20%	2.20%

Net investment income to average net assets	3.99%	1.79%	1.78%	1.55%	0.95%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

DF Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2026		2025		2024	2023	2022
Net asset value, beginning of year	$11.32		$10.48		$9.63	$9.10	$10.87
Activity from investment operations:
Net investment income (1)	0.59		0.30		0.27	0.23	0.20
Net realized and unrealized gain (loss) on investments	1.81		0.86		0.87	0.56	(1.76)
Total from investment operations	2.40		1.16		1.14	0.79	(1.56)
Less distributions from:
Net investment income	(0.65)		(0.32)		(0.29)	(0.26)	(0.21)
Total distributions	(0.65)		(0.32)		(0.29)	(0.26)	(0.21)
Net asset value, end of year	$13.07		$11.32		$10.48	$9.63	$9.10
Total return (2)	21.94	% (6)	11.25	% (6)	11.97%	8.78%	(14.65)%
Net assets, at end of year (000s)	$24,392		$22,654		$22,554	$18,998	$25,242
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.62%		1.58%		1.56%	1.44%	1.27%
Ratio of net expenses to average net assets (3,5)	0.66%		0.81%		1.09%	1.13%	1.13%
Ratio of net investment income to average net assets (3,4,5)	5.50%		3.16%		2.81%	2.58%	2.00%
Portfolio Turnover Rate	134%		219%		199%	251%	290%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Adviser as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Adviser for investments in affiliates, but not fees waived by the Adviser, the following ratios would have been:

Net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20%

Net investment income to average net assets	4.96%	2.77%	2.70%	2.52%	1.93%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

DF Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		June 30,	June 30,		June 30,		June 30,
	2026		2025	2024		2023		2022
Net asset value, beginning of year	$8.96		$8.86	$8.67		$8.75		$9.78
Activity from investment operations:
Net investment income (1)	0.31		0.32	0.34		0.23		0.12
Net realized and unrealized gain (loss) on investments	(0.17)		0.09	0.15		(0.06)		(1.00)
Total from investment operations	0.14		0.41	0.49		0.17		(0.88)
Less distributions from:
Net investment income	(0.32)		(0.31)	(0.30)		(0.25)		(0.15)
Total distributions	(0.32)		(0.31)	(0.30)		(0.25)		(0.15)
Net asset value, end of year	$8.78		$8.96	$8.86		$8.67		$8.75
Total return (2)	1.53%		4.62%	5.72%		2.03%		(9.12)%
Net assets, at end of year (000s)	$1,936		$2,061	$2,781		$3,082		$3,679
Ratio of expenses to average net assets (3)	1.70	% (5)	1.80%	1.77	% (5)	1.82	% (5)	1.76	% (5)
Ratio of net investment income to average net assets (3,4)	3.47	% (5)	3.59%	3.89	% (5)	2.69	% (5)	1.32	% (5)
Portfolio Turnover Rate	265%		353%	340%		430%		545%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Adviser for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	1.74%	N/A	1.78%	1.85%	1.78%

Net investment income to average net assets	3.43%	N/A	3.88%	2.66%	1.30%

See accompanying notes to financial statements.

DF Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		June 30,	June 30,		June 30,		June 30,
	2026		2025	2024		2023		2022
Net asset value, beginning of year	$8.82		$8.73	$8.56		$8.66		$9.71
Activity from investment operations:
Net investment income (1)	0.23		0.25	0.27		0.16		0.04
Net realized and unrealized gain (loss) on investments	(0.15)		0.08	0.15		(0.06)		(0.98)
Total from investment operations	0.08		0.33	0.42		0.10		(0.94)
Less distributions from:
Net investment income	(0.25)		(0.24)	(0.25)		(0.20)		(0.11)
Total distributions	(0.25)		(0.24)	(0.25)		(0.20)		(0.11)
Net asset value, end of year	$8.65		$8.82	$8.73		$8.56		$8.66
Total return (2)	0.90	% (6)	3.80%	4.95%		1.24%		(9.74)%
Net assets, at end of year (000s)	$550		$605	$796		$948		$1,199
Ratio of expenses to average net assets (3)	2.45	% (5)	2.55%	2.52	% (5)	2.57	% (5)	2.51	% (5)
Ratio of net investment income to average net assets (3,4)	2.71	% (5)	2.82%	3.15	% (5)	1.92	% (5)	0.48	% (5)
Portfolio Turnover Rate	265%		353%	340%		430%		545%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Adviser for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	2.49%	N/A	2.53%	2.60%	2.53%

Net investment income to average net assets	2.67%	N/A	3.14%	1.89%	0.46%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

DF Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		June 30,	June 30,		June 30,		June 30,
	2026		2025	2024		2023		2022
Net asset value, beginning of year	$8.94		$8.84	$8.65		$8.72		$9.74
Activity from investment operations:
Net investment income (1)	0.33		0.34	0.35		0.25		0.14
Net realized and unrealized gain (loss) on investments	(0.17)		0.09	0.16		(0.05)		(0.99)
Total from investment operations	0.16		0.43	0.51		0.20		(0.85)
Less distributions from:
Net investment income	(0.34)		(0.33)	(0.32)		(0.27)		(0.17)
Total distributions	(0.34)		(0.33)	(0.32)		(0.27)		(0.17)
Net asset value, end of year	$8.76		$8.94	$8.84		$8.65		$8.72
Total return (2)	1.79%		4.91%	5.93%		2.35%		(8.87)%
Net assets, at end of year (000s)	$70,755		$72,628	$67,193		$36,474		$42,439
Ratio of expenses to average net assets (3)	1.45	% (5)	1.55%	1.52	% (5)	1.57	% (5)	1.51	% (5)
Ratio of net investment income to average net assets (3,4)	3.70	% (5)	3.72%	3.96	% (5)	2.95	% (5)	1.54	% (5)
Portfolio Turnover Rate	265%		353%	340%		430%		545%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Adviser for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	1.49%	N/A	1.53%	1.60%	1.53%

Net investment income to average net assets	3.66%	N/A	3.95%	2.92%	1.52%

See accompanying notes to financial statements.

DF Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.84	$8.77	$8.20	$8.56	$9.15
Activity from investment operations:
Net investment income (1)	0.20	0.18	0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments	2.03	1.07	0.58	(0.36)	(0.58)
Total from investment operations	2.23	1.25	0.69	(0.24)	(0.43)
Less distributions from:
Net investment income	(0.20)	(0.18)	(0.12)	(0.12)	(0.16)
Total distributions	(0.20)	(0.18)	(0.12)	(0.12)	(0.16)
Net asset value, end of year	$11.87	$9.84	$8.77	$8.20	$8.56
Total return (2)	22.80%	14.29%	8.44%	(2.81)%	(4.82)%
Net assets, at end of year (000s)	$6,192	$6,020	$6,184	$7,982	$11,406
Ratio of expenses to average net assets before fee waivers/recapture (3)	1.80%	1.86%	2.26%	2.02%	1.81%
Ratio of net expenses to average net assets after fee waivers/recapture (3)	1.80%	1.88%	2.25%	2.02%	1.81%
Ratio of net investment income to average net assets (3,4)	1.85%	1.89%	1.36%	1.36%	1.66%
Portfolio Turnover Rate	76%	181%	285%	193%	156%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

DF Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.75	$8.69	$8.13	$8.49	$9.08
Activity from investment operations:
Net investment income (1)	0.12	0.11	0.05	0.05	0.08
Net realized and unrealized gain (loss) on investments	2.01	1.06	0.57	(0.35)	(0.58)
Total from investment operations	2.13	1.17	0.62	(0.30)	(0.50)
Less distributions from:
Net investment income	(0.12)	(0.11)	(0.06)	(0.06)	(0.09)
Total distributions	(0.12)	(0.11)	(0.06)	(0.06)	(0.09)
Net asset value, end of year	$11.76	$9.75	$8.69	$8.13	$8.49
Total return (2)	21.89%	13.46%	7.63%	(3.58)%	(5.58)%
Net assets, at end of year (000s)	$3,530	$3,736	$3,944	$4,987	$6,729
Ratio of expenses to average net assets before fee waivers/recapture (3)	2.55%	2.61%	3.01%	2.77%	2.56%
Ratio of net expenses to average net assets after fee waivers/recapture (3)	2.55%	2.63%	3.00%	2.77%	2.56%
Ratio of net investment income to average net assets (3,4)	1.10%	1.13%	0.60%	0.60%	0.90%
Portfolio Turnover Rate	76%	181%	285%	193%	156%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

DF Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30,	June 30,	June 30,		June 30,		June 30,
	2026	2025	2024		2023		2022
Net asset value, beginning of year	$9.79	$8.73	$8.15		$8.52		$9.11
Activity from investment operations:
Net investment income (1)	0.23	0.22	0.13		0.14		0.18
Net realized and unrealized gain (loss) on investments	2.02	1.04	0.59		(0.37)		(0.59)
Total from investment operations	2.25	1.26	0.72		(0.23)		(0.41)
Less distributions from:
Net investment income	(0.23)	(0.20)	(0.14)		(0.14)		(0.18)
Total distributions	(0.23)	(0.20)	(0.14)		(0.14)		(0.18)
Net asset value, end of year	$11.81	$9.79	$8.73		$8.15		$8.52
Total return (2)	23.12%	14.52%	8.89	% (3)	(2.68	)% (3)	(4.60)%
Net assets, at end of year (000s)	$68,038	$57,683	$12,042		$17,228		$19,314
Ratio of expenses to average net assets before fee waivers/recapture (4)	1.55%	1.58%	2.01%		1.77%		1.56%
Ratio of net expenses to average net assets after fee waivers/recapture (4)	1.55%	1.58%	2.00%		1.77%		1.56%
Ratio of net investment income to average net assets (4,5)	2.11%	2.30%	1.60%		1.63%		1.90%
Portfolio Turnover Rate	76%	181%	285%		193%		156%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

DF Tactical Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$15.67	$13.96	$10.88	$10.49	$12.32
Activity from investment operations:
Net investment loss (1)	(0.19)	(0.15)	(0.15)	(0.08)	(0.15)
Net realized and unrealized gain (loss) on investments	7.50	2.16	3.23	0.47	(1.68)
Total from investment operations	7.31	2.01	3.08	0.39	(1.83)
Less distributions from:
Net realized gains	(3.73)	(0.30)	—	—	—
Total distributions	(3.73)	(0.30)	—	—	—
Net asset value, end of year	$19.25	$15.67	$13.96	$10.88	$10.49
Total return (2)	56.04%	14.61%	28.31%	3.72%	(14.85)%
Net assets, at end of year (000s)	$1,460	$1,076	$872	$864	$1,088
Ratio of expenses to average net assets before fee waivers/recapture (3)	1.91%	2.25%	3.05%	3.05%	2.64%
Ratio of net expenses after waiver/recapture to average net assets (3)	2.18%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (3,4)	(1.15)%	(1.06)%	(1.30)%	(0.76)%	(1.23)%
Portfolio Turnover Rate	287%	355%	214%	296%	222%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

See accompanying notes to financial statements.

DF Tactical Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30,	June 30,		June 30,		June 30,	June 30,
	2026	2025		2024		2023	2022
Net asset value, beginning of year	$14.67	$13.18		$10.35		$10.06	$11.90
Activity from investment operations:
Net investment loss (1)	(0.28)	(0.24)		(0.23)		(0.15)	(0.22)
Net realized and unrealized gain (loss) on investments	6.88	2.03		3.06		0.44	(1.62)
Total from investment operations	6.60	1.79		2.83		0.29	(1.84)
Less distributions from:
Net realized gains	(3.73)	(0.30)		—		—	—
Total distributions	(3.73)	(0.30)		—		—	—
Net asset value, end of year	$17.54	$14.67		$13.18		$10.35	$10.06
Total return (2)	54.86%	13.80	% (5)	27.34	% (5)	2.88%	(15.46)%
Net assets, at end of year (000s)	$1,202	$611		$619		$605	$796
Ratio of expenses to average net assets before fee waivers (3)	2.66%	3.00%		3.80%		3.80%	3.39%
Ratio of net expenses after waiver to average net assets (3)	2.93%	3.00%		3.00%		3.00%	3.00%
Ratio of net investment loss to average net assets (3,4)	(1.88)%	(1.81)%		(2.05)%		(1.51)%	(1.94)%
Portfolio Turnover Rate	287%	355%		214%		296%	222%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

DF Tactical Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2026		2025		2024	2023	2022
Net asset value, beginning of year	$16.00		$14.20		$11.04	$10.62	$12.44
Activity from investment operations:
Net investment loss (1)	(0.16)		(0.12)		(0.13)	(0.05)	(0.12)
Net realized and unrealized gain (loss) on investments	7.69		2.22		3.29	0.47	(1.70)
Total from investment operations	7.53		2.10		3.16	0.42	(1.82)
Less distributions from:
Net realized gains	(3.73)		(0.30)		—	—	—
Total distributions	(3.73)		(0.30)		—	—	—
Net asset value, end of year	$19.80		$16.00		$14.20	$11.04	$10.62
Total return (2)	56.29	% (5)	15.01	% (5)	28.62%	3.95%	(14.63)%
Net assets, at end of year (000s)	$58,349		$72,106		$8,590	$7,990	$9,361
Ratio of expenses to average net assets before fee waivers/recapture (3)	1.66%		1.77%		2.80%	2.80%	2.39%
Ratio of net expenses after waiver/recapture to average net assets (3)	1.93%		2.00%		2.00%	2.00%	2.00%
Ratio of net investment loss to average net assets (3,4)	(0.94)%		(0.81)%		(1.06)%	(0.51)%	(0.95)%
Portfolio Turnover Rate	287%		355%		214%	296%	222%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

DF Tactical Yield Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,	June 30,	June 30,		June 30,	June 30,
	2026	2025	2024		2023	2022
Net asset value, beginning of year	$9.62	$9.87	$9.81		$9.82	$10.14
Activity from investment operations:
Net investment income (1)	0.50	0.47	0.87		0.17	0.17
Net realized and unrealized gain (loss) on investments	(0.31)	(0.08)	0.02		0.05	(0.38)
Total from investment operations	0.19	0.39	0.89		0.22	(0.21)
Less distributions from:
Net investment income	(0.57)	(0.64)	(0.83)		(0.23)	(0.11)
Total distributions	(0.57)	(0.64)	(0.83)		(0.23)	(0.11)
Net asset value, end of year	$9.24	$9.62	$9.87		$9.81	$9.82
Total return (2)	2.05%	4.02%	9.42	%(6)	2.23%	(2.14)%
Net assets, at end of year (000s)	$8,744	$8,544	$121	(3)	$110 (3)	$20
Ratio of expenses to average net assets (4)	1.54%	1.43%	1.37%		1.33%	1.32%
Ratio of net investment income to average net assets (4,5)	5.22%	4.91%	8.77%		1.71%	1.66%
Portfolio Turnover Rate	164%	292%	126%		404%	358%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Less than $1,000.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

DF Tactical Yield Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30,	June 30,		June 30,		June 30,	June 30,
	2026	2025		2024		2023	2022
Net asset value, beginning of year	$9.20	$9.51		$9.55		$9.71	$10.04
Activity from investment operations:
Net investment income (1)	0.41	0.52		0.64		0.24	0.06
Net realized and unrealized gain (loss) on investments	(0.29)	(0.31)		0.02		(0.18)	(0.34)
Total from investment operations	0.12	0.21		0.66		0.06	(0.28)
Less distributions from:
Net investment income	(0.51)	(0.52)		(0.70)		(0.22)	(0.05)
Total distributions	(0.51)	(0.52)		(0.70)		(0.22)	(0.05)
Net asset value, end of year	$8.81	$9.20		$9.51		$9.55	$9.71
Total return (2)	1.30%	2.24	% (5)	7.16	% (5)	0.67%	(2.84)%
Net assets, at end of year (000s)	$496	$498		$723		$662	$679
Ratio of expenses to average net assets (3)	2.29%	2.18%		2.12%		2.08%	2.07%
Ratio of net investment income to average net assets (3,4)	4.48%	5.50%		6.70%		2.52%	0.58%
Portfolio Turnover Rate	164%	292%		126%		404%	358%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

DF Tactical Yield Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2026		2025		2024	2023	2022
Net asset value, beginning of year	$9.30		$9.60		$9.63	$9.79	$10.12
Activity from investment operations:
Net investment income (1)	0.53		0.60		0.75	0.33	0.14
Net realized and unrealized gain (loss) on investments	(0.32)		(0.28)		0.02	(0.17)	(0.34)
Total from investment operations	0.21		0.32		0.77	0.16	(0.20)
Less distributions from:
Net investment income	(0.60)		(0.62)		(0.80)	(0.32)	(0.13)
Total distributions	(0.60)		(0.62)		(0.80)	(0.32)	(0.13)
Net asset value, end of year	$8.91		$9.30		$9.60	$9.63	$9.79
Total return (2)	2.28	% (5)	3.34	% (5)	8.24%	1.67%	(1.96)%
Net assets, at end of year (000s)	$35,474		$75,875		$87,604	$90,831	$87,675
Ratio of expenses to average net assets (3)	1.29%		1.18%		1.12%	1.08%	1.07%
Ratio of net investment income to average net assets (3,4)	5.72%		6.31%		7.70%	3.40%	1.37%
Portfolio Turnover Rate	164%		292%		126%	404%	358%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

The DF Tactical Allocation Fund, DF Tactical Dividend Fund, DF Tactical Yield Fund, DF Tactical Momentum Fund and DF Tactical Income Fund, formerly known as the Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Income Fund, respectively, (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The DF Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The DF Tactical Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the DF Tactical Income Fund DF and Tactical Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the DF Tactical Yield Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the DF Tactical Momentum Fund commenced operations on December 23, 2016. The DF Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018. The DF Tactical Allocation Fund, DF Tactical Income Fund, and DF Tactical Yield Fund are “fund of funds”, in that they will generally invest in other investment companies. Effective October 28, 2025, Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund, Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund, Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund, Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund, and Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

The Funds’ investment objectives are as follows:

DF Tactical Allocation Fund – long-term capital appreciation.

DF Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

DF Tactical Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

DF Tactical Momentum Fund – capital growth.

DF Tactical Yield Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026, for the Funds’ investments measured at fair value:

DF Tactical Allocation Fund
				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Assets Value**	Total
Exchange-Traded Funds	$14,743,512	$—	$—	$—	$14,743,512
Open End Funds	12,523,314	—	—	—	12,523,314
Collateral For Securities Loaned	—	—	—	2,271,747	2,271,747
Money Market Fund	689,888	—	—	—	689,888
Total	$27,956,714	$—	$—	$2,271,747	$30,228,461

DF Tactical Income Fund
				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$64,158,189	$—	$—	$—	$64,158,189
Open End Funds	7,715,679	—	—	—	7,715,679
Collateral For Securities Loaned	—	—	—	12,780,776	12,780,776
Money Market Fund	1,436,061	—	—	—	1,436,061
Total	$73,309,929	$—	$—	$12,780,776	$86,090,705

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

DF Tactical Dividend Fund
				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$75,914,336	$—	$—	$—	$75,914,336
Collateral For Securities Loaned	—	—	—	10,491,353	10,491,353
Money Market Funds	1,764,301	—	—	—	1,764,301
Total	$77,678,637	$—	$—	$10,491,353	$88,169,990

DF Tactical Momentum Fund
				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$59,665,264	$—	$—	$—	$59,665,264
Collateral For Securities Loaned	—	—	—	4,876,430	4,876,430
Money Market Fund	1,350,688	—	—	—	1,350,688
Total	$61,015,952	$—	$—	$4,876,430	$65,892,382

DF Tactical Yield Fund
				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$25,408,791	$—	$—	$—	$25,408,791
Open End Funds	18,636,851	—	—	—	18,636,851
Collateral For Securities Loaned	—	—	—	8,592,756	8,592,756
Money Market Fund	759,929	—	—	—	759,929
Total	$44,805,571	$—	$—	$8,592,756	$53,398,327

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for security or industry classifications.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2023 - 2025 or expected to be taken in the Funds’ June 30, 2026, tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
DF Tactical Allocation Fund	$34,466,207	$36,711,853
DF Tactical Income Fund	206,665,017	208,140,665
DF Tactical Dividend Fund	53,659,897	57,551,903
DF Tactical Momentum Fund	151,984,707	187,872,091
DF Tactical Yield Fund	93,651,730	132,569,912

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to investment advisory agreements with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the DF Tactical Income Fund, DF Tactical Dividend Fund and DF Tactical Momentum Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the DF Tactical Yield Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, DF Tactical Allocation Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

For the year ended June 30, 2026, the Adviser earned fees as follows:

Management Fee
DF Tactical Allocation Fund	$194,522
DF Tactical Income Fund	799,915
DF Tactical Dividend Fund	718,754
DF Tactical Momentum Fund	515,926
DF Tactical Yield Fund	358,025

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund, until at least October 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees and contractual indemnification of Funds’ service providers (other than the Adviser))) will not exceed 2.25%, 3.00% and 2.00% of all Funds except, DF Tactical Allocation Fund, will not exceed 1.45%, 2.20% and 1.20% of the average daily net assets for Class A, Class C, and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

During the year ended June 30, 2026, the following Funds waived or recouped fees pursuant to the expense limitation agreement.

Fund	Fees Waived	Fees Recaptured
DF Tactical Allocation Fund	$107,682	$—
DF Tactical Momentum Fund	—	137,789

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2027	June 30, 2028	June 30, 2029	Total
DF Tactical Allocation Fund	$98,406	$101,509	$107,682	$307,597

Pursuant to an exemptive order, each Fund may invest a portion of its assets in other funds managed by the Adviser. During the year ended June 30, 2026, the DF Tactical Allocation Fund invested in the DF Tactical 30 ETF, DF Tactical Dividend Fund and the DF Tactical Momentum Fund, and the DF Tactical Income Fund invested in the DF Tactical Dividend Fund. The Adviser waived a portion of its advisory fee based on the Fund’s investment in the above-mentioned Funds as follows:

Fund	Fees Waived
DF Tactical Allocation Fund	$139,512
DF Tactical Income Fund	$36,425

The fees waived shown in the table above are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

For the year ended June 30, 2026, the Funds incurred distribution fees as follows:

	Class A	Class C
DF Tactical Allocation Fund	$7,268	$5,942
DF Tactical Income Fund	5,011	5,892
DF Tactical Dividend Fund	15,651	38,042
DF Tactical Momentum Fund	2,733	7,394
DF Tactical Yield Fund	21,782	5,015

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the year ended June 30, 2026, the Distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
DF Tactical Allocation Fund	$25	$4
DF Tactical Income Fund	—	—
DF Tactical Dividend Fund	2,129	377
DF Tactical Momentum Fund	20,874	3,577
DF Tactical Yield Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a fund has ownership of at least 5% of the voting securities or funds that share the same investment adviser. Companies that are affiliates at June 30, 2026 are noted in the applicable Fund’s Schedule of Investments. Transactions during the year with the companies that are affiliated or were affiliates at the beginning of the year are as follows:

DF Tactical Allocation Fund

					Net Change in
					Unrealized		Dividend
	Fair Value			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Beginning of Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Year	Income	of Year
DF Tactical 30 ETF	$—	$4,571,283	$(75,047)	$(900)	$1,227,285	$5,722,621	$—	177,510
DF Tactical Dividend Fund Class I	6,583,951	836,632	(1,215,000)	69,846	1,222,689	$7,498,118	144,632	634,896
DF Tactical Momentum Fund Class I	8,508,380	1,089,566	(5,694,000)	429,365	691,885	$5,025,196	867,739	253,798
				$498,311	$3,141,859	$18,245,935	$1,012,371

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

DF Tactical Income Fund

					Net Change in
					Unrealized
	Fair Value			Realized Gain	Appreciation/		Dividend Credited	Shares End of
	Beginning of Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Fair Value End of Year	to Income	Year
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	—	30,050,006	(8,362,103)	(24,540)	(377,887)	$21,285,476	547,557	437,253
DF Tactical Dividend Fund Class I	—	7,712,865	(561,000)	32,551	531,263	$7,715,679	114,865	653,317
				$8,011	$153,376	$29,001,155	$662,422

As of June 30, 2026, the DF Tactical Income Fund no longer holds more than 5% of the voting securities of the BondBloxx Bloomberg Five Year Target Duration US Treasury ETF and is no longer considered an affiliated investment.

6.	SECURITIES LENDING

Under the securities lending agreement with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2026:

Gross Amounts Not Offset in the Statement of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statements of	in the Statements	Financial
	Gross Amounts of	Assets &	of Assets &	Instruments	Pledged Collateral	Net Amount of
Assets:	Recognized Assets	Liabilities	Liabilities	Pledged	Received *	Assets

DF Tactical Allocation Fund
Description:
Securities Loaned	$2,222,597	$—	$2,222,597	$—	$2,222,597	$—
Total	$2,222,597	$—	$2,222,597	$—	$2,222,597	$—

DF Tactical Income Fund
Description:
Securities Loaned	$12,547,818	$—	$12,547,818	$—	$12,547,818	$—
Total	$12,547,818	$—	$12,547,818	$—	$12,547,818	$—

DF Tactical Dividend Fund
Description:
Securities Loaned	$10,120,660	$—	$10,120,660	$—	$10,120,660	$—
Total	$10,120,660	$—	$10,120,660	$—	$10,120,660	$—

DF Tactical Momentum Fund
Description:
Securities Loaned	$4,710,240	$—	$4,710,240	$—	$4,710,240	$—
Total	$4,710,240	$—	$4,710,240	$—	$4,710,240	$—

DF Tactical Yield Fund
Description:
Securities Loaned	$8,443,231	$—	$8,443,231	$—	$8,443,231	$—
Total	$8,443,231	$—	$8,443,231	$—	$8,443,231	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The following table breaks out the holdings received as collateral as of June 30, 2026:

Securities Lending Transactions
Overnight and Continuous
DF Tactical Allocation Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$2,271,747

DF Tactical Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$12,780,776

DF Tactical Dividend Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$10,491,353

DF Tactical Momentum Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$4,876,430

DF Tactical Yield Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$8,592,756

The fair value of the securities loaned for DF Tactical Allocation Fund, DF Tactical Income Fund, DF Tactical Dividend Fund, DF Tactical Momentum Fund, and DF Tactical Yield Fund totaled $2,222,597, $12,547,818, $10,120,660, $4,710,240 and $8,443,231 as of June 30, 2026, respectively. As of June 30, 2026, the fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $2,271,747, $12,780,776, $10,491,353, $4,876,430 and $8,592,756 for the DF Tactical Allocation Fund, DF Tactical Income Fund, DF Tactical Dividend Fund, DF Tactical Momentum Fund, and DF Tactical Yield Fund as of June 30, 2026, respectively. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2026, and June 30, 2025 was as follows:

	For the period ended June 30, 2026
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
DF Tactical Income Fund	$2,913,986	$—	$—	$2,913,986
DF Tactical Dividend Fund	1,453,576	—	—	1,453,576
DF Tactical Yield Fund	3,112,412	—	—	3,112,412
DF Tactical Momentum Fund	8,401,773	705,138	—	9,106,911
DF Tactical Allocation Fund	1,361,652	—	—	1,361,652

	For the period ended June 30, 2025
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
DF Tactical Income Fund	$2,836,190	$—	$—	$2,836,190
DF Tactical Dividend Fund	1,318,118	—	—	1,318,118
DF Tactical Yield Fund	5,008,830	—	—	5,008,830
DF Tactical Momentum Fund	—	824,426	—	824,426
DF Tactical Allocation Fund	769,614	—	—	769,614

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
DF Tactical Income Fund	$40,373	$—	$(22,444,456)	$—	$—	$(255,744)	$(22,659,827)
DF Tactical Dividend Fund	82,061	—	(107,707,585)	—	—	6,239,894	(101,385,630)
DF Tactical Yield Fund	—	—	(9,971,200)	—	—	(405,904)	(10,377,104)
DF Tactical Momentum Fund	14,541,260	—	—	—	(280,500)	5,194,433	19,455,193
DF Tactical Allocation Fund	112,738	—	(1,973,883)	—	—	4,353,473	2,492,328

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses of as follows:

Late Year
Fund	Losses
DF Tactical Income Fund	$—
DF Tactical Dividend Fund	—
DF Tactical Yield Fund	—
DF Tactical Momentum Fund	280,500
DF Tactical Allocation Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of as follows:

Post October
Fund	Losses
DF Tactical Income Fund	$—
DF Tactical Dividend Fund	—
DF Tactical Yield Fund	—
DF Tactical Momentum Fund	—
DF Tactical Allocation Fund	—

At June 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

	Non-Expiring
Fund	Short Term	Long Term	Total	CLCF Utilized
DF Tactical Income Fund	$21,199,954	$1,244,502	$22,444,456	$—
DF Tactical Dividend Fund	78,895,115	28,812,470	107,707,585	9,094,656
DF Tactical Yield Fund	8,672,515	1,298,685	9,971,200	—
DF Tactical Momentum Fund	—	—	—	—
DF Tactical Allocation Fund	1,973,883	—	1,973,883	948,257

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

During the fiscal period ended June 30, 2026, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, distributions in excess and use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2026, as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
DF Tactical Income Fund	$—	$—
DF Tactical Dividend Fund	—	—
DF Tactical Yield Fund	72,383	(72,383)
DF Tactical Momentum Fund	1,980,207	(1,980,207)
DF Tactical Allocation Fund	—	—

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
DF Tactical Income Fund	$86,346,449	$554,448	$(810,192)	$(255,744)
DF Tactical Dividend Fund	81,930,096	9,758,853	(3,518,959)	6,239,894
DF Tactical Yield Fund	53,804,231	68,083	(473,987)	(405,904)
DF Tactical Momentum Fund	60,697,949	6,397,954	(1,203,521)	5,194,433
DF Tactical Allocation Fund	25,874,988	4,473,916	(120,443)	4,353,473

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The DF Tactical Allocation Fund and DF Tactical Income Fund currently invests a portion of their assets in the underlying investment companies mentioned in the table below. The DF Tactical Allocation Fund and DF Tactical Income Fund may redeem their investments in these underlying investment companies at any time if the Adviser determines that it is in the best interest of the DF Tactical Allocation Fund and DF Tactical Income Fund and their shareholders to do so. The performance of the DF Tactical Allocation Fund and DF Tactical Income Fund will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the DF Tactical Allocation Fund’s and DF Tactical Income Fund’s financial statements. As of June 30, 2026, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
DF Tactical Allocation Fund	DF Tactical Dividend Fund	26.9%
DF Tactical Income Fund	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	29.1%
DF Tactical Income Fund	SPDR Portfolio High Yield Bond ETF USD Class	29.3%

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Matrix Trust Company	DF Tactical Allocation Fund	53.33%
National Financial Services	DF Tactical Income Fund	49.34%
National Financial Services	DF Tactical Dividend Fund	38.62%
National Financial Services	DF Tactical Momentum Fund	48.01%
National Financial Services	DF Tactical Yield Fund	33.07%

11.	ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. Each Funds’ adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust and the Shareholders of DF Tactical Allocation Fund, DF Tactical Income Fund, DF Tactical Dividend Fund, DF Tactical Momentum Fund, and DF Tactical Yield Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of DF Tactical Allocation Fund, DF Tactical Income Fund, DF Tactical Dividend Fund, DF Tactical Momentum Fund, and DF Tactical Yield Fund, formerly known as Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund, respectively (the “Funds”), each a fund constituting the Northern Lights Fund Trust (the “Trust”), including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Trust as of June 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 28, 2026

We have served as the auditor of one or more Donoghue Forlines Funds investment companies since 2018.

Donoghue Forlines Funds
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462, by visiting www.donoghueforlinesfunds.com or by referring to the SEC’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 9/1/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/1/2026